UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21318

Name of Fund:  BlackRock Corporate High Yield Fund, Inc. (HYT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Consolidated Schedule of Investments (unaudited) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 3.1%

Auto Components — 0.0%
Lear Corp.	227	$44,946

Chemicals — 0.4%
Advanced Emissions Solutions, Inc.	168,580	1,869,552
Platform Specialty Products Corp.(a)	369,073	4,451,021

		6,320,573
Consumer Finance — 0.0%
Ally Financial, Inc.	2	51

Diversified Financial Services — 0.9%
Concrete Investments II S.C.A.(b)	4,997	—
Kcad Holdings I Ltd.(a)(b)	2,223,465,984	13,451,969

		13,451,969
Energy Equipment & Services — 0.1%
Laricina Energy Ltd.(b)(q)	211,764	2
Osum Oil Sands Corp.(b)(q)	400,000	971,772

		971,774
Health Care Providers & Services — 0.2%
Tenet Healthcare Corp.(a)	44,760	1,585,847
Universal Health Services, Inc., Class B	13,160	1,513,137

		3,098,984
Hotels, Restaurants & Leisure — 0.1%
The Stars Group, Inc.(a)	48,050	1,626,866

IT Services — 0.2%
First Data Corp., Class A(a)	135,954	2,583,126

Machinery — 0.0%
Gates Industrial Corp. PLC(a)	18,410	273,573

Media — 0.1%
Altice USA, Inc., Class A(a)	87,736	1,716,116
Emmis Communications Corp., Class A(a)	7,210	39,006

		1,755,122
Metals & Mining — 0.2%
Constellium NV, Class A(a)	261,478	3,176,958
Peninsula Energy Ltd.(a)	1,361,116	247,042

		3,424,000
Oil, Gas & Consumable Fuels — 0.5%
Gener8 Maritime, Inc.(a)	965,338	6,448,458
Halcon Resources Corp. (Acquired 04/06/17, cost $812,363)(a)(p)	112,050	542,322

		6,990,780
Real Estate Investment Trusts (REITs) — 0.2%
Gaming and Leisure Properties, Inc.	57,580	2,021,058

Security		Shares	Value
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(a)		1,025	$8,600

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)		59,550	3,316,935

Total Common Stocks — 3.1% (Cost — $82,035,430)			45,888,357

		Par (000)
Asset-Backed Securities — 4.4%
Accunia European CLO I BV, Series 1X, Class E, (3 mo. Euribor + 7.00%), 7.00%, 07/15/29(c)	EUR	1,400	1,650,555
Allegro CLO II Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 3.85%), 6.21%, 01/21/27(c)(d)	USD	1,000	1,001,185
Allegro CLO VI Ltd., Series 2017-2A, Class D, 4.48%, 01/17/31(d)(e)		450	450,580
ALM Loan Funding(c)(d):
Series 2013-7R2A, Class BR, (3 mo. LIBOR US + 2.75%), 5.10%, 10/15/27		500	502,282
Series 2013-8A, Class CR, (3 mo. LIBOR US + 3.95%), 6.30%, 10/15/28		1,400	1,407,157
ALM VII R Ltd., Series 2013-7RA, Class BR, (3 mo. LIBOR US + 2.70%), 5.05%, 10/15/28(c)(d)		500	507,092
ALM XVI Ltd/ALM XVI LLC, Series 2015-16A(c)(d):
Class BR, (3 mo. LIBOR US + 1.00%), 4.40%, 07/15/27		590	590,448
Class C1R, (3 mo. LIBOR US + 3.20%), 5.55%, 07/15/27		742	743,061
AMMC CLO 18 Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 5.00%), 7.32%, 05/26/28(c)(d)		500	500,158
AMMC CLO 19 Ltd., Series 2016-19A, Class C, (3 mo. LIBOR US + 2.80%), 5.15%, 10/15/28(c)(d)		413	414,773
Anchorage Capital CLO Ltd.(d):
Series 2014-3RA, Class D, 4.96%, 01/28/31(e)		500	497,819
Series 2014-4RA, Class D, 4.96%, 01/28/31(e)		1,000	995,637
Series 2016-8A, Class D, (3 mo. LIBOR US + 4.20%), 6.56%, 07/28/28(c)		1,000	1,004,133

1

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CLO XV, Series 2013-15A, Class CRR, 4.21%, 04/20/31(d)(e)	USD	500	$499,508
Apidos CLO XVIII, Series 2014-18A, Class CR, (3 mo. LIBOR US + 3.25%), 5.61%, 07/22/26(c)(d)		550	550,799
Apidos CLO XX, Series 2015-20A, Class BR, (3 mo. LIBOR US + 2.60%), 4.95%, 01/16/27(c)(d)		250	250,247
Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.95%), 8.30%, 01/15/27(c)(d)		750	750,412
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, (3 mo. LIBOR US + 3.75%), 6.11%, 07/28/29(c)(d)		500	505,713
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.25%), 5.60%, 10/17/24(c)(d)		350	350,415
Ares XXXIII CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 4.20%), 6.22%, 12/05/25(c)(d)		1,000	1,012,482
Ares XXXIIR CLO Ltd., Series 2014-32RA(b)(d)(e):
Class B, 4.16%, 05/15/30		500	500,000
Class C, 5.26%, 05/15/30		500	496,875
Ares XXXVII CLO Ltd., Series 2015-4A(d)(e):
Class CR, 5.00%, 10/15/30		1,000	997,330
Class DR, 8.50%, 10/15/30		500	510,952
Atlas Senior Loan Fund X Ltd., Series 2018-10A(d)(e):
Class B, 3.85%, 01/15/31		400	400,783
Class C, 4.20%, 01/15/31		625	622,044
Class D, 5.10%, 01/15/31		500	495,538
Aurium CLO II DAC, Series 2X, Class E, (3 mo. Euribor + 5.95%), 5.95%, 07/13/29(c)	EUR	2,024	2,367,035
Ballyrock CLO Ltd., Series 2016-1A, Class C, (3 mo. LIBOR US + 2.70%), 5.05%, 10/15/28(c)(d)	USD	1,000	1,004,358
Betony CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.85%), 5.20%, 04/15/27(c)(d)		250	250,572
Cairn CLO VII BV, Series 2016-7X, Class E, (3 mo. Euribor + 6.35%), 6.35%, 01/31/30(c)	EUR	900	1,077,609
Carlyle Global Market Strategies CLO Ltd.(d):
Series 2012-4A, Class DR, (3 mo. LIBOR US + 4.10%), 6.46%, 01/20/29(c)	USD	500	505,966
Series 2015-3A, Class D, 8.06%, 07/28/28(e)		500	500,270

Security		Par (000)	Value
Asset-Backed Securities (continued)
Series 2016-3A, Class D, (3 mo. LIBOR US + 7.00%), 9.36%, 10/20/29(c)	USD	500	$507,519
Series 2017-1A, Class D, (3 mo. LIBOR US + 6.00%), 8.36%, 04/20/31(c)		500	508,581
Carlyle US CLO Ltd., Series 2017-2A, Class C, (3 mo. LIBOR US + 3.70%), 6.06%, 07/20/31(c)(d)		500	505,645
Cedar Funding Ltd., Series 2017-8A, Class D, 5.60%, 10/17/30(d)(e)		535	536,856
Cent CLO 17 Ltd., Series C17A(b)(d)(e):
Class BR, 4.20%, 04/30/31		500	499,000
Class DR, 8.35%, 04/30/31		750	749,625
CIFC Funding I Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.50%), 5.86%, 04/23/29(c)(d)		500	503,822
CIFC Funding Ltd.(d)(e):
Series 2014-2A, Class A3LRSeries 2018-1A, Class C, 3.91%, 04/18/31		500	497,358
Series 2014-2RA, Class A3, 4.01%, 04/24/30		500	500,000
Series 2018-1A, Class B, 3.56%, 04/18/31		435	431,508
CIFC Funding V Ltd., Series 2014-5A, Class CR, (3 mo. LIBOR US + 2.70%), 5.05%, 01/17/27(c)(d)		750	750,484
Dryden 37 Senior Loan Fund, Series 2015-37A, Class DR, 4.22%, 01/15/31(d)(e)		500	489,743
Dryden Senior Loan Fund(c)(d):
Series 2014-36A, Class DR, (3 mo. LIBOR US + 4.24%), 6.59%, 01/15/28		1,500	1,518,274
Series 2017-50A, Class C, (3 mo. LIBOR US + 2.25%), 4.60%, 07/15/30		500	503,108
Galaxy XXVII CLO Ltd., Series 2018-27A, Class D, 5.10%, 05/16/31(b)(d)(e)		500	496,250
Goldentree Loan Management US Clo 3 Ltd., Series 2018-3A, Class C, 4.34%, 04/20/30(d)(e)		550	550,000
Greenwood Park CLO Ltd., Series 2018-1A, Class D, 4.53%, 04/15/31(b)(d)(e)		500	495,000

2

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Highbridge Loan Management Ltd. (d):
Series 12A-18, Class B, 1.00%, 07/18/31(e)(f)	USD	750	$750,000
Series 4A-2014, Class A2R, 3.86%, 01/28/30(e)		500	501,494
Series 5A-2015, Class C1R, (3 mo. LIBOR US + 2.10%), 4.46%, 01/29/26(c)		500	500,292
Series 5A-2015, Class D1R, (3 mo. LIBOR US + 3.30%), 5.66%, 01/29/26(c)		500	500,439
Series 5A-2015, Class D2R, (3 mo. LIBOR US + 3.30%), 5.66%, 01/29/26(c)		500	500,439
Series 7A-2015, Class CR, 4.04%, 03/15/27(e)		1,600	1,594,671
HPS Loan Management Ltd., Series 9A-2016, Class D2, (3 mo. LIBOR US + 6.45%), 8.81%, 07/19/27(c)(d)		800	804,906
LCM XV LP, Series 15A, Class CR, (3 mo. LIBOR US + 2.40%), 4.76%, 07/20/30(c)(d)		500	503,009
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR2, 4.26%, 04/19/30(b)(d)(e)		500	500,000
Madison Park Funding XIV Ltd., Series 2014-14A, Class DR, (3 mo. LIBOR US + 3.25%), 5.61%, 07/20/26(c)(d)		500	500,462
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 3.45%), 5.82%, 01/27/26(c)(d)		500	500,836
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.50%), 7.86%, 04/20/26(c)(d)		500	501,190
Madison Park Funding XXV Ltd., Series 2017-25A, Class B, (3 mo. LIBOR US + 2.35%), 4.71%, 04/25/29(c)(d)		550	551,301
Mill Creek II CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.75%), 10.11%, 04/20/28(c)(d)		500	500,914
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class D, 4.85%, 01/15/28(d)(e)		500	500,285
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (3 mo. LIBOR US + 3.65%), 6.01%, 04/22/29(c)(d)		500	504,093
Neuberger Berman CLO XVIII Ltd., Series 2014-18A(c)(d):
Class BR, (3 mo. LIBOR US + 2.55%), 4.91%, 11/14/27		500	501,961
Class CR, (3 mo. LIBOR US + 4.25%), 6.61%, 11/14/27		1,500	1,512,957

Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd., Series 2015-8A, Class CR, 5.15%, 04/17/27(d)(e)	USD	250	$250,492
Octagon Investment Partners Ltd.(d):
Series 2013-1A, Class A1R2, 2.98%, 01/25/31(e)		1,500	1,501,565
Series 2013-1A, Class BR2, 3.38%, 01/25/31(e)		500	499,015
Series 2013-1A, Class CR2, 3.68%, 01/25/31(e)		750	749,547
Series 2016-1A, Class D, (3 mo. LIBOR US + 4.95%), 7.30%, 04/15/27(c)		500	500,619
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, 5.11%, 01/22/30(d)(e)		1,000	993,850
Octagon Investment Partners XXVII Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.10%), 9.45%, 07/15/27(c)(d)		1,000	1,006,182
Octagon Investment Partners XXXII Ltd., Series 2017-1A, Class E, 8.55%, 07/15/29(d)(e)		500	509,327
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 07/18/25(d)		200	199,601
OZLM IX Ltd., Series 2014-9A Class CR, (3 mo. LIBOR US + 3.55%), 5.91%, 01/20/27(c)(d)		1,000	1,001,306
OZLM VI Ltd., Series 2014-6A(d)(e):
Class B1S, 4.45%, 04/17/31		500	500,677
Class CS, 5.48%, 04/17/31		500	497,632
OZLM XIX Ltd., Series 2017-19A, Class C, 5.45%, 11/22/30(d)(e)		500	500,411
OZLM XX Ltd., Series 2018-20A(b)(d)(e):
Class B, 4.11%, 04/20/31		500	500,000
Class C, 5.11%, 04/20/31		750	750,000
OZLME III DAC, Series 3X, Class E, 4.80%, 08/24/30(e)	EUR	200	230,617
Palmer Square CLO Ltd., Series 2014-1A, Class BR2, 4.20%, 01/17/31(d)(e)	USD	500	497,654
Rockford Tower CLO Ltd., Series 2018-1A(d)(e):
Class B, 3.98%, 05/20/31		600	600,000
Class D, 5.26%, 05/20/31		500	500,000
Sound Point CLO III Ltd., Series 2013-2RA, Class C, 4.25%, 04/15/29(b)(d)(e)		500	500,000
Stewart Park CLO Ltd., Series 2015-1A, Class DR, 4.95%, 01/15/30(d)(e)		1,000	994,536

3

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Symphony CLO XII Ltd., Series 2013-12A, Class DR, (3 mo. LIBOR US + 3.25%), 5.60%, 10/15/25(c)(d)	USD	1,000	$1,001,206
Venture XXVI CLO Ltd., Series 2017-26A, Class D, (3 mo. LIBOR US + 4.25%), 6.61%, 01/20/29(c)(d)		750	761,445
Voya CLO Ltd.(d):
Series 2014-1A, Class BR2, 4.26%, 04/18/31(e)		500	499,932
Series 2016-3A, Class C, (3 mo. LIBOR US + 3.85%), 6.21%, 10/18/27(c)		1,000	1,005,840
Series 2016-3A, Class D, (3 mo. LIBOR US + 6.85%), 9.21%, 10/18/27(c)		500	507,128
Westcott Park CLO Ltd., Series 2016-1A(c)(d):
Class D, (3 mo. LIBOR US + 4.35%), 6.71%, 07/20/28		500	510,663
Class E, (3 mo. LIBOR US + 7.20%), 9.56%, 07/20/28		500	517,681
York CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 5.96%, 10/20/29(c)(d)		500	504,120
York CLO-3 Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.40%), 8.76%, 10/20/29(c)(d)		500	509,174

Total Asset-Backed Securities — 4.4% (Cost — $63,917,158)			64,786,030

Corporate Bonds — 114.2%

Aerospace & Defense — 3.8%
Arconic, Inc.:
6.15%, 08/15/20	USD	1,540	1,609,454
5.87%, 02/23/22		705	736,796
5.13%, 10/01/24		4,924	4,942,465
5.90%, 02/01/27		2,564	2,593,742
6.75%, 01/15/28		689	731,488
BBA US Holdings, Inc., 5.38%, 05/01/26(d)		1,733	1,737,333
Bombardier, Inc.(d):
7.75%, 03/15/20		1,434	1,523,625
8.75%, 12/01/21		3,324	3,689,640
6.00%, 10/15/22		1,369	1,358,459
6.13%, 01/15/23		2,390	2,381,037
7.50%, 12/01/24		4,518	4,710,015
7.50%, 03/15/25		6,089	6,287,501
7.45%, 05/01/34		686	694,575

Security		Par (000)	Value
Aerospace & Defense (continued)
EnPro Industries, Inc., 5.88%, 09/15/22	USD	978	$1,000,005
KLX, Inc., 5.88%, 12/01/22(d)		5,590	5,841,550
Koppers, Inc., 6.00%, 02/15/25(d)		1,190	1,206,363
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(d)		1,357	1,407,888
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22(d)		1,541	1,594,935
TDC A/S, 3.75%, 03/02/22		200	246,375
Telecom Italia SpA/Milano, 2.38%, 10/12/27		130	145,658
TransDigm UK Holdings PLC, 6.88%, 05/15/26(d)		1,766	1,801,320
TransDigm, Inc.:
6.00%, 07/15/22		5,638	5,715,522
6.50%, 07/15/24		3,082	3,143,640
6.50%, 05/15/25		430	436,192

			55,535,578
Air Freight & Logistics — 0.4%
XPO Logistics, Inc., 6.50%, 06/15/22(d)		5,442	5,572,608

Airlines — 0.3%
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 05/15/23		2,779	2,848,052
Virgin Australia Trust, Series 2013-1, Class C, 7.13%, 10/23/18(d)		1,282	1,293,092

			4,141,144
Auto Components — 1.1%
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	456	520,016
Allison Transmission, Inc., 5.00%, 10/01/24(d)	USD	827	820,797
Faurecia, 3.63%, 06/15/23	EUR	180	219,604
Fiat Chrysler Automobiles NV, 3.75%, 03/29/24		400	505,610
Fiat Chrysler Finance Europe, 4.75%, 07/15/22		367	478,952
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23		100	119,879
GKN Holdings PLC, 3.38%, 05/12/32	GBP	100	137,802
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	471	446,273
HP Pelzer Holding GmbH, 4.13%, 04/01/24	EUR	396	468,129
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.00%, 08/01/20	USD	140	142,625

4

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Auto Components (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (continued):
6.25%, 02/01/22	USD	1,452	$1,486,485
6.75%, 02/01/24		1,586	1,621,685
6.38%, 12/15/25		982	978,317
IHO Verwaltungs GmbH(g):
(2.75% Cash or 3.50% PIK), 2.75%, 09/15/21	EUR	262	311,785
(3.25% Cash or 4.00% PIK), 3.25%, 09/15/23		615	737,738
(3.75% Cash or 4.50% PIK), 3.75%, 09/15/26		225	273,670
(4.50% Cash or 5.25% PIK), 4.50%, 09/15/23(d)	USD	1,367	1,317,446
Jaguar Land Rover Automotive PLC, 2.20%, 01/15/24	EUR	200	231,472
Schaeffler Finance BV, 4.75%, 05/15/23(d)	USD	1,440	1,449,432
Tesla, Inc., 5.30%, 08/15/25(d)		3,044	2,640,670
Volvo Car AB, 2.00%, 01/24/25	EUR	400	464,698
ZF North America Capital, Inc.:
2.75%, 04/27/23		100	124,940
4.75%, 04/29/25(d)	USD	150	150,795

			15,648,820
Banks — 1.1%
Allied Irish Banks PLC(5 year EUR Swap + 3.95%), 4.13%, 11/26/25(h)	EUR	710	873,071
Alpha Bank AE, 2.50%, 02/05/23		425	493,418
Banco BPM SpA, 1.75%, 04/24/23		280	307,514
Banco Espirito Santo SA, 4.00%, 01/21/19(a)(i)		1,100	366,497
Banco Popolare, 2.75%, 07/27/20		800	938,888
Banco Popolare di Milano Scarl, 4.25%, 01/30/19		200	236,868
Bank of Ireland(5 year EUR Swap + 3.55%), 4.25%, 06/11/24(h)		540	650,181
Bank of Ireland Group PLC, 3.13%, 09/19/27(e)	GBP	100	130,755
Bankia SA(h):
(5 year EUR Swap + 3.17%), 4.00%, 05/22/24	EUR	700	839,527
(5 year EUR Swap + 3.35%), 3.38%, 03/15/27		200	240,225
Barclays PLC:
4.38%, 09/11/24	USD	3,020	2,930,429
5.20%, 05/12/26		800	783,977
CaixaBank SA (h):
(5 year EUR Swap + 3.35%), 3.50%, 02/15/27	EUR	200	243,076
(5 year EUR Swap + 2.35%), 2.75%, 07/14/28		100	116,548

Security		Par (000)	Value
Banks (continued)
CIT Group, Inc.:
5.00%, 08/15/22	USD	278	$282,518
5.00%, 08/01/23		404	408,040
5.25%, 03/07/25		1,136	1,153,040
6.13%, 03/09/28		634	648,265
6.00%, 04/01/36		2,800	2,618,000
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27	EUR	100	122,743
IKB Deutsche Industriebank AG, 4.00%, 01/31/28(e)		200	232,001
Intesa Sanpaolo SpA, 6.63%, 09/13/23		956	1,301,024
National Bank of Greece SA, 2.75%, 10/19/50		355	421,225

			16,337,830
Beverages — 0.3%
ARD Finance SA, (6.63% Cash or 7.38% PIK), 6.63%, 09/15/23(g)		200	241,683
BWAY Holding Co., 7.25%, 04/15/25(d)	USD	2,217	2,176,872
Horizon Parent Holdings Sarl, (8.25% Cash or 9.00% PIK), 8.25%, 02/15/22(g)	EUR	350	427,605
OI European Group BV:
4.00%, 03/15/23(d)	USD	1,624	1,526,560
3.13%, 11/15/24	EUR	175	207,646
Silgan Holdings, Inc., 3.25%, 03/15/25		230	273,572

			4,853,938
Biotechnology — 0.0%
Senvion Holding GmbH, 3.88%, 10/25/22		301	303,947

Building Materials — 0.1%
Jeld-Wen, Inc., 4.63%, 12/15/25(d)	USD	608	574,560
Titan Global Finance PLC:
3.50%, 06/17/21	EUR	400	485,156
2.38%, 11/16/24		346	384,857

			1,444,573
Building Products — 1.1%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(d)	USD	860	871,825
Beacon Escrow Corp., 4.88%, 11/01/25(d)		2,829	2,602,680
BMBG Bond Finance SCA, 3.00%, 06/15/21	EUR	225	266,317
Building Materials Corp. of America, 6.00%, 10/15/25(d)	USD	2,308	2,331,080
CPG Merger Sub LLC, 8.00%, 10/01/21(d)		2,165	2,211,006
Jeld-Wen, Inc., 4.88%, 12/15/27(d)		344	319,920
Masonite International Corp., 5.63%, 03/15/23(d)		3,698	3,805,242

5

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Building Products (continued)
Standard Industries, Inc.(d):
5.50%, 02/15/23	USD	768	$784,320
5.38%, 11/15/24		1,239	1,217,318
USG Corp.(d):
5.50%, 03/01/25		904	939,030
4.88%, 06/01/27		1,586	1,580,528

			16,929,266
Cable Television Services — 0.0%
CB Escrow Corp., 8.00%, 10/15/25(d)		703	657,305

Capital Markets — 1.2%
Blackstone CQP Holdco LP(d):
6.50%, 03/20/21		13,913	13,913,000
6.00%, 08/18/21		2,265	2,259,337
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(d)		598	598,000
LPL Holdings, Inc., 5.75%, 09/15/25(d)		323	310,888
NFP Corp., 6.88%, 07/15/25(d)		559	552,012

			17,633,237
Chemicals — 4.0%
Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(d)(g)		1,632	1,609,560
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(d)		4,500	4,432,500
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	385	466,702
Axalta Coating Systems LLC, 4.88%, 08/15/24(d)	USD	1,451	1,432,863
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		2,534	2,898,262
10.00%, 10/15/25		1,565	1,823,225
CF Industries, Inc.:
7.13%, 05/01/20		404	429,250
5.15%, 03/15/34		540	496,800
4.95%, 06/01/43		1,517	1,259,110
Chemours Co.:
6.13%, 05/15/23	EUR	100	122,459
6.63%, 05/15/23	USD	375	393,855
7.00%, 05/15/25		1,387	1,487,557
4.00%, 05/15/26	EUR	856	990,130
5.38%, 05/15/27	USD	1,453	1,413,043
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 05/01/25(d)		1,376	1,403,933
Hexion, Inc., 10.38%, 02/01/22(d)		1,360	1,334,500
Huntsman International LLC:
4.88%, 11/15/20		1,304	1,331,710
5.13%, 11/15/22		1,445	1,488,350
INEOS Finance PLC, 4.00%, 05/01/23	EUR	448	534,272

Security		Par (000)	Value
Chemicals (continued)
INEOS Group Holdings SA, 5.38%, 08/01/24	EUR	200	$244,239
Kronos International, Inc., 3.75%, 09/15/25		232	266,030
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	6,758	7,129,690
NOVA Chemicals Corp., 4.88%, 06/01/24(d)		1,815	1,735,594
OCI NV, 5.00%, 04/15/23	EUR	290	348,348
Olin Corp.:
5.13%, 09/15/27	USD	530	515,425
5.00%, 02/01/30		109	102,602
Platform Specialty Products Corp.(d):
6.50%, 02/01/22		11,189	11,468,725
5.88%, 12/01/25		4,620	4,446,750
PQ Corp.(d):
6.75%, 11/15/22		2,337	2,459,692
5.75%, 12/15/25		2,471	2,427,757
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	394	476,727
WR Grace & Co-Conn, 5.13%, 10/01/21(d)	USD	2,483	2,557,490

			59,527,150
Commercial Services & Supplies — 2.1%
ADT Corp.:
3.50%, 07/15/22		2,256	2,075,520
4.13%, 06/15/23		1,637	1,497,855
4.88%, 07/15/32(d)		3,265	2,563,025
Advanced Disposal Services, Inc., 5.63%, 11/15/24(d)		1,319	1,319,000
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(d)		1,088	1,066,240
Catalent Pharma Solutions, Inc., 4.75%, 12/15/24	EUR	100	122,477
CD&R Waterworks Merger Sub LLC, 6.13%, 08/15/25(d)	USD	2,453	2,354,880
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22(d)		444	448,440
Harland Clarke Holdings Corp., 8.38%, 08/15/22(d)		2,752	2,758,880
KAR Auction Services, Inc., 5.13%, 06/01/25(d)		3,528	3,351,600
La Financiere Atalian SAS:
4.00%, 05/15/24	EUR	415	459,024
5.13%, 05/15/25		314	357,817
La Financiere Atalian SASU, 6.63%, 05/15/25	GBP	142	184,521
Mobile Mini, Inc., 5.88%, 07/01/24	USD	3,503	3,555,545
Paprec Holding SA, 4.00%, 03/31/25	EUR	187	218,612
Park Aerospace Holdings Ltd.(d):
3.63%, 03/15/21	USD	1,473	1,417,762
5.25%, 08/15/22		2,560	2,524,800

6

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Services & Supplies (continued)
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(d)	USD	1,289	$1,255,164
United Rentals North America, Inc.:
5.75%, 11/15/24		1,354	1,394,620
5.50%, 05/15/27		1,128	1,116,720
Verisure Holding AB, 6.00%, 11/01/22	EUR	167	203,163
Waste Pro USA, Inc., 5.50%, 02/15/26(d)	USD	828	799,020
Wrangler Buyer Corp., 6.00%, 10/01/25(d)		949	903,922

			31,948,607
Communications Equipment — 1.4%
CommScope Technologies Finance LLC, 6.00%, 06/15/25(d)		147	147,368
CommScope Technologies LLC, 5.00%, 03/15/27(d)		1,781	1,665,235
CommScope, Inc.(d):
5.00%, 06/15/21		2,278	2,289,390
5.50%, 06/15/24		1,804	1,808,510
Nokia OYJ:
3.38%, 06/12/22		714	696,150
4.38%, 06/12/27		852	802,192
6.63%, 05/15/39		3,486	3,651,097
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 04/01/23		2,128	2,157,260
6.38%, 05/15/25		2,099	2,127,861
5.75%, 01/15/27(d)		6,111	5,912,392

			21,257,455
Construction & Engineering — 1.2%
BlueLine Rental Finance Corp., 9.25%, 03/15/24(d)		8,405	8,967,883
Brand Energy & Infrastructure Services, Inc., 8.50%, 07/15/25(d)		3,195	3,266,888
Engility Corp., 8.88%, 09/01/24		1,728	1,810,080
SPIE SA, 3.13%, 03/22/24	EUR	300	351,518
SRS Distribution, Inc., 8.25%, 07/01/26(d)	USD	1,500	1,460,625
Tutor Perini Corp., 6.88%, 05/01/25(d)		1,357	1,366,770
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25(d)		474	451,485

			17,675,249
Construction Materials — 1.3%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(d)		1,000	982,500
American Tire Distributors, Inc., 10.25%, 03/01/22(d)		1,043	511,070
Autodis SA:
(3 mo. Euribor + 4.38%), 4.38%, 05/01/22(c)	EUR	100	117,525
4.38%, 05/01/22		150	178,137

Security		Par (000)	Value
Construction Materials (continued)
Beacon Roofing Supply, Inc., 6.38%, 10/01/23	USD	366	$378,700
HD Supply, Inc., 5.75%, 04/15/24(d)		12,010	12,595,487
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	220	268,765
Navistar International Corp., 6.63%, 11/01/25(d)	USD	1,781	1,838,883
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(d)		1,106	1,175,125
Rexel SA:
3.50%, 06/15/23	EUR	461	556,663
2.63%, 06/15/24		250	294,065
Williams Scotsman International, Inc., 7.88%, 12/15/22(d)	USD	771	805,695

			19,702,615
Consumer Discretionary — 0.5%
AA Bond Co. Ltd.:
2.88%, 01/31/22	GBP	100	131,144
4.25%, 07/31/43		100	137,864
Arch Merger Sub, Inc., 8.50%, 09/15/25(d)	USD	1,356	1,257,690
Elis SA, 1.88%, 02/15/23	EUR	100	115,997
Live Nation Entertainment, Inc., 4.88%, 11/01/24(d)	USD	296	287,860
Nielsen Co. Luxembourg SARL, 5.00%, 02/01/25(d)		463	446,795
ServiceMaster Co. LLC, 5.13%, 11/15/24(d)		606	587,062
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(d)		353	368,003
Viking Cruises Ltd.(d):
6.25%, 05/15/25		1,065	1,046,362
5.88%, 09/15/27		3,755	3,510,925

			7,889,702
Consumer Finance — 2.4%
Alliance Data Systems Corp.(d):
5.88%, 11/01/21		3,207	3,267,131
5.38%, 08/01/22		2,329	2,340,645
Ally Financial, Inc.:
5.13%, 09/30/24		1,230	1,260,750
8.00%, 11/01/31		11,400	13,680,000
Iron Mountain UK PLC, 3.88%, 11/15/25	GBP	180	224,718
Navient Corp.:
6.63%, 07/26/21	USD	1,454	1,508,525
6.50%, 06/15/22		2,048	2,114,560
5.50%, 01/25/23		932	916,855
7.25%, 09/25/23		1,100	1,157,750
6.13%, 03/25/24		642	643,605
5.88%, 10/25/24		723	712,372
6.75%, 06/25/25		730	742,556
5.63%, 08/01/33		1,821	1,556,955

7

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Consumer Finance (continued)
Nexi Capital SpA:
3.63%, 05/01/23(e)	EUR	317	$363,251
4.13%, 11/01/23		364	413,407
OneMain Financial Holdings LLC, 7.25%, 12/15/21(d)	USD	398	412,527
Springleaf Finance Corp.:
6.13%, 05/15/22		490	499,800
6.88%, 03/15/25		2,211	2,199,945
7.13%, 03/15/26		1,950	1,949,415

			35,964,767
Containers & Packaging — 3.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 06/30/21(d)		3,968	4,017,600
4.13%, 05/15/23	EUR	275	334,332
4.63%, 05/15/23(d)	USD	4,114	4,087,053
2.75%, 03/15/24	EUR	131	153,512
6.75%, 05/15/24		450	568,816
7.25%, 05/15/24(d)	USD	11,068	11,552,225
6.00%, 02/15/25(d)		2,673	2,619,540
4.75%, 07/15/27(d)	GBP	427	548,180
4.75%, 07/15/27		362	464,733
Ball Corp.:
5.00%, 03/15/22	USD	710	731,300
4.00%, 11/15/23		1,606	1,573,880
Berry Global, Inc., 4.50%, 02/15/26(d)		634	592,790
BWAY Holding Co., 5.50%, 04/15/24(d)		4,925	4,863,437
Crown Americas LLC/Crown Americas Capital Corp.:
4.75%, 02/01/26(d)		816	770,794
4.25%, 09/30/26		858	776,490
Crown European Holdings SA, 3.38%, 05/15/25	EUR	303	359,470
Horizon Holdings I SASU, 7.25%, 08/01/23		100	121,567
JH-Holding Finance SA, (8.25% PIK), 8.25%, 12/01/22(g)		200	243,972
Mercer International, Inc.:
6.50%, 02/01/24	USD	1,446	1,485,765
5.50%, 01/15/26(d)		767	751,660
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20		6,255	6,293,713
(3 mo. LIBOR US + 3.50%), 5.85%, 07/15/21(c)(d)		3,030	3,065,451
5.13%, 07/15/23(d)		1,259	1,236,968
7.00%, 07/15/24(d)		4,926	5,055,061
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	150	181,197

Security		Par (000)	Value
Containers & Packaging (continued)
Sealed Air Corp.:
4.50%, 09/15/23	EUR	560	$735,703
6.88%, 07/15/33(d)	USD	700	771,750
Verallia Packaging SASU, 5.13%, 08/01/22	EUR	575	692,169

			54,649,128
Diversified Consumer Services — 1.6%
APX Group, Inc.:
8.75%, 12/01/20	USD	1,915	1,838,400
7.88%, 12/01/22		1,649	1,628,387
Ascend Learning LLC, 6.88%, 08/01/25(d)		1,852	1,852,000
Carriage Services, Inc., 6.63%, 06/01/26(d)		958	966,383
Cognita Financing PLC, 7.75%, 08/15/21	GBP	225	307,090
Graham Holdings Co., 5.75%, 06/01/26(d)	USD	1,087	1,092,435
Laureate Education, Inc., 8.25%, 05/01/25(d)		591	624,983
Matthews International Corp., 5.25%, 12/01/25(d)		646	625,005
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	177	236,423
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(d)	USD	12,368	13,085,344
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(d)		1,406	1,353,275

			23,609,725
Diversified Financial Services — 2.2%
Aircastle Ltd.:
7.63%, 04/15/20		128	136,640
5.13%, 03/15/21		643	658,271
5.50%, 02/15/22		2,471	2,569,840
Arrow Global Finance PLC:
5.13%, 09/15/24	GBP	325	419,078
(3 mo. Euribor + 2.88%), 2.88%, 04/01/25(c)	EUR	254	288,313
3.75%, 03/01/26(e)		117	134,043
Banca IFIS SpA:
2.00%, 04/24/23		210	236,041
4.50%, 10/17/27(e)		375	407,706
Barclays PLC(5 year EUR Swap + 2.45%), 2.63%, 11/11/25(h)		200	239,383
Cabot Financial Luxembourg SA:
6.50%, 04/01/21	GBP	100	134,530
7.50%, 10/01/23		220	305,618
DPL, Inc., 7.25%, 10/15/21	USD	230	250,700
FBM Finance, Inc., 8.25%, 08/15/21(d)		2,660	2,784,488

8

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Financial Services (continued)
Garfunkelux Holdco 3 SA, 4.50%, 09/01/23(e)	EUR	220	$240,515
HSBC Holdings PLC, 6.25%(e)(j)	USD	3,490	3,493,490
Intrum Justitia AB:
2.75%, 07/15/22	EUR	437	500,727
3.13%, 07/15/24		110	125,130
Jefferies Finance LLC/JFIN Co-Issuer Corp.(d):
7.38%, 04/01/20	USD	2,695	2,711,844
6.88%, 04/15/22		2,552	2,536,050
Lehman Brother Holding Escrow, 1.00%, 09/22/18(b)(i)		430	13,330
Lehman Brothers Holdings, Inc.(b)(e)(i):
5.38%, 10/17/18	EUR	350	15,139
4.75%, 01/16/19		1,890	81,752
1.00%, 02/05/19		3,950	170,857
1.00%, 12/31/49	USD	1,535	47,585
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(g)	EUR	584	689,457
Lincoln Finance Ltd., 6.88%, 04/15/21		100	120,936
Mercury Bondco PLC(g):
(7.13% Cash or 7.88% PIK), 7.13%, 05/30/21		525	635,233
(8.25% Cash or 9.00% PIK), 8.25%, 05/30/21		564	687,051
MSCI, Inc., 5.25%, 11/15/24(d)	USD	683	689,830
Pershing Square Holdings Ltd., 5.50%, 07/15/22(d)		2,100	2,094,015
ProGroup AG(3 mo. Euribor + 2.50%), 2.50%, 03/31/24(c)	EUR	112	130,598
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(d)	USD	2,905	2,815,090
Travelport Corporate Finance PLC, 6.00%, 03/15/26(d)		1,106	1,111,530
UniCredit SpA:
6.95%, 10/31/22	EUR	375	506,156
(5 year EUR Swap + 4.10%), 5.75%, 10/28/25(h)		700	871,909
(5 year EUR Swap + 4.32%), 4.38%, 01/03/27(h)		567	682,464
Vantiv LLC/Vanity Issuer Corp.(d):
3.88%, 11/15/25	GBP	357	458,442
4.38%, 11/15/25	USD	1,168	1,103,760
Verisure Midholding AB, 5.75%, 12/01/23	EUR	250	287,773
WMG Acquisition Corp.:
4.13%, 11/01/24		250	304,029

Security		Par (000)	Value
Diversified Financial Services (continued)
WMG Acquisition Corp. (continued):
5.50%, 04/15/26(d)	USD	776	$768,240

			32,457,583
Diversified Telecommunication Services — 3.3%
CenturyLink, Inc.:
5.63%, 04/01/25		1,535	1,433,398
Series P, 7.60%, 09/15/39		54	45,630
Series S, 6.45%, 06/15/21		7,518	7,696,928
Series T, 5.80%, 03/15/22		1,539	1,520,147
Series U, 7.65%, 03/15/42		743	627,835
Series Y, 7.50%, 04/01/24		1,587	1,631,674
Cincinnati Bell, Inc., 7.00%, 07/15/24(d)		2,236	2,001,220
Embarq Corp., 8.00%, 06/01/36		318	302,100
Frontier Communications Corp.:
7.13%, 03/15/19		1,445	1,463,062
10.50%, 09/15/22		430	387,000
7.13%, 01/15/23		957	702,199
6.88%, 01/15/25		1,579	1,010,560
11.00%, 09/15/25		5,535	4,428,000
Level 3 Financing, Inc.:
5.38%, 08/15/22		243	243,000
5.63%, 02/01/23		1,971	1,987,655
5.13%, 05/01/23		1,292	1,262,995
5.38%, 01/15/24		1,521	1,482,975
5.38%, 05/01/25		2,469	2,388,757
5.25%, 03/15/26		5,020	4,771,510
OTE PLC, 3.50%, 07/09/20	EUR	370	447,061
Qwest Corp., 6.75%, 12/01/21	USD	680	730,969
SoftBank Group Corp.:
(5 year USD ICE Swap + 4.85%), 6.88%(h)(j)		1,935	1,746,337
4.00%, 04/20/23	EUR	500	600,892
4.75%, 07/30/25		315	377,474
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	831	843,465
6.00%, 09/30/34		6,039	5,767,245
7.20%, 07/18/36		958	1,017,875
7.72%, 06/04/38		134	148,405
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	280	461,446
Telecom Italia SpA:
1.13%, 03/26/22(k)		300	332,899
3.25%, 01/16/23		300	373,489
5.88%, 05/19/23	GBP	400	590,876
3.63%, 01/19/24	EUR	200	253,365

			49,078,443
Electric Utilities — 0.2%
AES Corp., 5.50%, 04/15/25	USD	628	634,280
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(d)		1,225	1,169,875

9

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Electric Utilities (continued)
Talen Energy Supply LLC, 6.50%, 06/01/25	USD	1,782	$1,380,515

			3,184,670
Electrical Equipment — 0.0%
Areva SA, 4.88%, 09/23/24	EUR	550	692,416

Electronic Equipment, Instruments & Components — 0.8%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23	USD	3,624	3,660,240
5.50%, 12/01/24		6,605	6,803,150
5.00%, 09/01/25		714	705,289
Itron, Inc., 5.00%, 01/15/26(d)		231	221,760

			11,390,439
Energy Equipment & Services — 2.1%
Calfrac Holdings LP, 8.50%, 06/15/26(d)		1,653	1,642,173
CSI Compressco LP/CSI Compressco Finance, Inc., 7.50%, 04/01/25(d)		2,137	2,147,685
Ensco PLC, 5.20%, 03/15/25		270	226,125
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(d)		2,780	2,807,800
McDermott Escrow 1, Inc./McDermott Escrow 2, Inc., 10.63%, 05/01/24(d)		1,560	1,630,200
Noble Holding International Ltd., 7.95%, 04/01/25		292	266,421
Pattern Energy Group, Inc., 5.88%, 02/01/24(d)		935	946,688
Pioneer Energy Services Corp., 6.13%, 03/15/22		1,431	1,359,450
Precision Drilling Corp.:
6.50%, 12/15/21		530	540,706
5.25%, 11/15/24		600	564,000
SESI LLC, 7.75%, 09/15/24		1,389	1,441,087
Transocean, Inc.:
8.38%, 12/15/21		1,185	1,270,912
5.80%, 10/15/22		1,573	1,565,135
9.00%, 07/15/23(d)		5,675	6,114,812
6.80%, 03/15/38		703	592,278
Trinidad Drilling Ltd., 6.63%, 02/15/25(d)		2,272	2,164,080
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26(d)		1,705	1,756,150
Weatherford International Ltd.:
7.75%, 06/15/21		3,818	3,875,270
8.25%, 06/15/23		914	886,580

			31,797,552
Environmental, Maintenance, & Security Service — 0.3%
Hulk Finance Corp., 7.00%, 06/01/26(d)		1,654	1,604,380
Paprec Holding SA, 3.50%, 03/31/25(e)	EUR	100	117,490

Security		Par (000)	Value
Environmental, Maintenance, & Security Service (continued)
Tervita Escrow Corp., 7.63%, 12/01/21(d)	USD	2,397	$2,420,970

			4,142,840
Food & Staples Retailing — 0.4%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24		874	821,822
5.75%, 03/15/25		1,011	889,882
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	225	304,494
Casino Guichard Perrachon SA:
4.56%, 01/25/23	EUR	200	244,693
4.50%, 03/07/24		400	477,763
Post Holdings, Inc., 5.63%, 01/15/28(d)	USD	484	456,170
Rite Aid Corp., 6.13%, 04/01/23(d)		2,735	2,803,375
Tesco PLC:
5.00%, 03/24/23	GBP	100	148,140
5.50%, 01/13/33		3	4,706

			6,151,045
Food Products — 1.1%
Acosta, Inc., 7.75%, 10/01/22(d)	USD	1,307	780,933
Aramark Services, Inc.:
5.13%, 01/15/24		1,104	1,121,112
5.00%, 02/01/28(d)		2,829	2,722,912
B&G Foods, Inc., 5.25%, 04/01/25		971	912,740
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(d)		1,818	1,749,825
Darling Global Finance BV, 4.75%, 05/30/22	EUR	100	119,313
JBS USA LLC/JBS USA Finance, Inc.(d):
5.88%, 07/15/24	USD	402	384,915
5.75%, 06/15/25		4,490	4,175,700
Pilgrim’s Pride Corp.(d):
5.75%, 03/15/25		1,548	1,493,820
5.88%, 09/30/27		414	389,160
Post Holdings, Inc. (d):
5.50%, 03/01/25		1,572	1,548,420
5.75%, 03/01/27		1,161	1,122,908

			16,521,758
Forest Products — 0.1%
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(d)		1,884	1,780,380

Health Care Equipment & Supplies — 2.2%
Avantor, Inc.:
4.75%, 10/01/24	EUR	430	505,008
6.00%, 10/01/24(d)	USD	9,247	9,200,765
9.00%, 10/01/25(d)		2,620	2,705,150

10

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Crimson Merger Sub, Inc., 6.63%, 05/15/22(d)	USD	9,068	$8,960,726
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(d)		7,102	7,146,387
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(d):
4.88%, 04/15/20		1,110	1,068,375
5.75%, 08/01/22		2,210	1,911,650
5.63%, 10/15/23		67	55,359
5.50%, 04/15/25		916	730,602
Teleflex, Inc., 4.88%, 06/01/26		684	666,900

			32,950,922
Health Care Providers & Services — 7.0%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		408	408,000
5.63%, 02/15/23		974	984,958
6.50%, 03/01/24		1,734	1,794,690
Amsurg Corp., 5.63%, 07/15/22		4,779	4,868,606
Centene Corp.:
5.63%, 02/15/21		2,080	2,135,557
4.75%, 05/15/22		2,467	2,491,670
Centene Escrow I Corp., 5.38%, 06/01/26(d)		8,250	8,338,275
CHS/Community Health Systems, Inc., 6.25%, 03/31/23		1,990	1,855,675
Constantin Investissement 3 SASU, 5.38%, 04/15/25	EUR	100	109,160
DaVita, Inc., 5.00%, 05/01/25	USD	1,938	1,836,836
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(d)(g)		1,776	1,798,555
Envision Healthcare Corp.(d):
5.13%, 07/01/22		373	373,933
6.25%, 12/01/24		1,060	1,118,512
HCA, Inc.:
5.88%, 03/15/22		7,879	8,282,799
4.75%, 05/01/23		2,521	2,536,756
5.00%, 03/15/24		5,515	5,554,708
5.38%, 02/01/25		4,731	4,648,208
5.25%, 04/15/25		1,679	1,687,395
5.88%, 02/15/26		1,216	1,223,612
5.25%, 06/15/26		4,345	4,328,706
4.50%, 02/15/27		670	634,825
5.50%, 06/15/47		7,321	6,826,832
HealthSouth Corp., 5.75%, 11/01/24		1,170	1,187,550
MEDNAX, Inc., 5.25%, 12/01/23(d)		790	778,150
Molina Healthcare, Inc., 4.88%, 06/15/25(d)		685	650,750
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(d)		3,886	4,031,725
NVA Holdings, Inc., 6.88%, 04/01/26(d)		1,625	1,601,113
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(d)(g)		5,399	5,581,216

Security		Par (000)	Value
Health Care Providers & Services (continued)
Regional Care Hospital Partners Holdings, Inc., 8.25%, 05/01/23(d)	USD	1,287	$1,349,741
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23(d)		1,012	1,024,650
Surgery Center Holdings, Inc.(d):
8.88%, 04/15/21		1,066	1,092,650
6.75%, 07/01/25		1,254	1,169,355
Tenet Healthcare Corp.:
4.75%, 06/01/20		210	210,987
6.00%, 10/01/20		4,540	4,687,550
7.50%, 01/01/22(d)		1,284	1,345,247
8.13%, 04/01/22		5,090	5,325,412
6.75%, 06/15/23		1,575	1,567,125
4.63%, 07/15/24(d)		5,392	5,183,060
Unilabs Subholding AB, 5.75%, 05/15/25	EUR	173	196,037
Vizient, Inc., 10.38%, 03/01/24(d)	USD	1,875	2,062,500
WellCare Health Plans, Inc., 5.25%, 04/01/25		706	704,235

			103,587,321
Health Care Technology — 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(d)		1,852	1,770,975
Quintiles IMS, Inc.:
3.25%, 03/15/25(d)	EUR	350	403,502
3.25%, 03/15/25		1,370	1,579,420

			3,753,897
Hotels, Restaurants & Leisure — 4.5%
Boyne USA, Inc., 7.25%, 05/01/25(d)	USD	508	528,320
Burger King France SAS:
(3 mo. Euribor + 5.25%), 5.25%, 05/01/23(c)	EUR	305	358,984
6.00%, 05/01/24		325	404,706
Churchill Downs, Inc., 4.75%, 01/15/28(d)	USD	630	587,475
Cirsa Funding Luxembourg SA:
5.75%, 05/15/21	EUR	100	119,672
5.88%, 05/15/23		100	119,815
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21(d)	USD	400	384,920
CPUK Finance Ltd.:
4.25%, 02/28/47	GBP	274	366,098
4.88%, 02/28/47		153	204,594
CRC Escrow Issuer LLC/CRC Finco, Inc., 5.25%, 10/15/25(d)	USD	3,113	2,972,915
EI Group PLC, 6.38%, 02/15/22	GBP	110	151,931
Eldorado Resorts, Inc., 6.00%, 04/01/25	USD	812	807,940
ESH Hospitality, Inc., 5.25%, 05/01/25(d)		1,918	1,842,431
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23		256	263,680

11

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
5.25%, 06/01/25	USD	228	$228,406
5.38%, 04/15/26		950	942,623
Golden Nugget, Inc., 6.75%, 10/15/24(d)		2,648	2,677,790
International Game Technology PLC, 4.75%, 02/15/23	EUR	110	138,489
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(d):
5.00%, 06/01/24	USD	255	251,813
5.25%, 06/01/26		1,878	1,835,745
4.75%, 06/01/27		790	742,600
Ladbrokes Group Finance PLC, 5.13%, 09/08/23	GBP	220	304,887
Melco Resorts Finance Ltd., 4.88%, 06/06/25(d)	USD	1,847	1,748,578
MGM Resorts International:
5.25%, 03/31/20		822	839,467
6.75%, 10/01/20		887	935,829
6.63%, 12/15/21		1,724	1,827,440
7.75%, 03/15/22		2,209	2,418,855
4.63%, 09/01/26		3,124	2,889,700
New Red Finance, Inc.(d):
4.25%, 05/15/24		3,189	3,021,577
5.00%, 10/15/25		8,040	7,617,900
Sabre GLBL, Inc.(d):
5.38%, 04/15/23		1,516	1,531,463
5.25%, 11/15/23		745	746,788
Schumann SpA, 7.00%, 07/31/23	EUR	410	482,521
Scientific Games International, Inc.:
10.00%, 12/01/22	USD	9,118	9,779,146
5.00%, 10/15/25(d)		2,619	2,527,335
3.38%, 02/15/26	EUR	900	1,017,951
5.50%, 02/15/26		142	159,672
Six Flags Entertainment Corp.(d):
4.88%, 07/31/24	USD	3,413	3,293,545
5.50%, 04/15/27		301	291,880
Snai SpA, 6.38%, 11/07/21	EUR	200	243,747
Station Casinos LLC, 5.00%, 10/01/25(d)	USD	2,555	2,455,355
Stonegate Pub Co. Financing PLC:
4.88%, 03/15/22	GBP	187	245,829
(3 mo. LIBOR GBP + 4.38%), 4.98%, 03/15/22(c)		150	197,857
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32		1,000	1,293,841
Vue International Bidco PLC, 7.88%, 07/15/20		520	695,583
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(d)	USD	527	525,683

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp.:
4.15%, 04/01/24	USD	1,161	$1,148,064
5.10%, 10/01/25		31	32,049
4.50%, 04/01/27		205	202,393
Wynn Macau Ltd.(d):
4.88%, 10/01/24		860	819,580
5.50%, 10/01/27		980	945,700
Yum! Brands, Inc., 3.88%, 11/01/23		721	688,555

			66,859,717
Household Durables — 2.1%
Algeco Scotsman Global Finance PLC, 8.00%, 02/15/23(d)		2,692	2,685,270
K Hovnanian Enterprises, Inc., 10.00%, 07/15/22(d)		1,273	1,352,562
Lennar Corp.:
4.50%, 11/15/19		2,482	2,503,717
6.63%, 05/01/20(d)		1,160	1,210,750
8.38%, 01/15/21(d)		2,810	3,091,000
4.75%, 04/01/21		314	317,046
4.13%, 01/15/22		1,014	1,000,686
4.75%, 11/15/22		1,542	1,534,444
4.88%, 12/15/23		968	965,580
5.25%, 06/01/26(d)		302	295,960
4.75%, 11/29/27(d)		2,510	2,340,575
Mattamy Group Corp.(d):
6.88%, 12/15/23		1,062	1,092,533
6.50%, 10/01/25		1,107	1,094,236
MDC Holdings, Inc., 6.00%, 01/15/43		1,106	991,253
Meritage Homes Corp., 5.13%, 06/06/27		404	377,740
PulteGroup, Inc., 6.38%, 05/15/33		2,805	2,861,100
Tempur Sealy International, Inc., 5.50%, 06/15/26		2,203	2,125,895
Toll Brothers Finance Corp., 6.75%, 11/01/19		220	228,250
TRI Pointe Group, Inc.:
4.38%, 06/15/19		1,060	1,060,000
4.88%, 07/01/21		1,275	1,278,187
5.88%, 06/15/24		770	765,919
5.25%, 06/01/27		530	494,066
William Lyon Homes, Inc.:
6.00%, 09/01/23 (d)		366	365,543
5.88%, 01/31/25		769	731,281

			30,763,593
Household Products — 0.2%
Diamond (BC) BV, 5.63%, 08/15/25	EUR	149	154,732
Prestige Brands, Inc., 6.38%, 03/01/24(d)	USD	2,034	2,003,490

12

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Household Products (continued)
Spectrum Brands, Inc., 6.63%, 11/15/22	USD	1,385	$1,431,397

			3,589,619
Independent Power and Renewable Electricity Producers — 2.4%
AES Corp.:
4.50%, 03/15/23		1,021	1,021,000
4.88%, 05/15/23		79	79,198
6.00%, 05/15/26		1,880	1,938,750
5.13%, 09/01/27		2,370	2,334,450
Calpine Corp.:
6.00%, 01/15/22(d)		251	255,393
5.38%, 01/15/23		1,558	1,483,995
5.88%, 01/15/24(d)		1,903	1,898,242
5.25%, 06/01/26(d)		4,767	4,504,815
Dynegy, Inc.:
7.38%, 11/01/22		1,935	2,032,524
5.88%, 06/01/23		183	187,804
8.00%, 01/15/25(d)		2,213	2,395,572
8.13%, 01/30/26(d)		1,136	1,245,340
MPM Escrow LLC, 8.88%, 10/15/20(b)(e)		3,738	—
NRG Energy, Inc.:
6.25%, 07/15/22		1,384	1,425,520
6.25%, 05/01/24		469	484,243
6.63%, 01/15/27		7,549	7,794,342
5.75%, 01/15/28(d)		1,736	1,714,300
NRG Yield Operating LLC, 5.38%, 08/15/24		1,789	1,780,055
TerraForm Power Operating LLC(d):
4.25%, 01/31/23		1,191	1,149,315
6.63%, 06/15/25(l)		140	149,100
5.00%, 01/31/28		1,185	1,118,344

			34,992,302
Industrial Conglomerates — 0.4%
Algeco Global Finance PLC, 6.50%, 02/15/23	EUR	500	599,138
Apergy Corp., 6.38%, 05/01/26(d)	USD	641	652,218
BWX Technologies, Inc., 5.38%, 07/15/26(d)		659	665,590
Colfax Corp., 3.25%, 05/15/25	EUR	489	573,947
Vertiv Group Corp., 9.25%, 10/15/24(d)	USD	3,730	3,655,400

			6,146,293
Insurance — 1.2%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/25(d)		1,183	1,103,147
Ardonagh Midco 3 PLC:
8.38%, 07/15/23	GBP	500	686,051
8.63%, 07/15/23(d)	USD	2,812	2,903,390
Assicurazioni Generali SpA(h):
(3 mo. Euribor + 7.11%), 7.75%, 12/12/42	EUR	300	421,654

Security		Par (000)	Value
Insurance (continued)
(3 mo. Euribor + 5.35%), 5.50%, 10/27/47	EUR	200	$253,672
AssuredPartners, Inc., 7.00%, 08/15/25(d)	USD	441	431,078
BNP Paribas Cardif SA(3 mo. Euribor + 3.93%), 4.03%(h)(j)	EUR	100	122,492
Credit Agricole Assurances SA(5 year EUR Swap + 4.35%), 4.50%(h)(j)		200	248,071
Delta Lloyd NV(3 mo. Euribor + 3.90%), 4.38%(h)(j)		190	234,465
Groupama SA, 6.00%, 01/23/27		300	419,869
HUB International Ltd., 7.00%, 05/01/26(d)	USD	3,533	3,535,826
USIS Merger Sub, Inc., 6.88%, 05/01/25(d)		544	548,080
Wayne Merger Sub LLC, 8.25%, 08/01/23(d)		7,033	7,261,572

			18,169,367
Internet Software & Services — 0.9%
Equinix, Inc.:
5.38%, 01/01/22		1,110	1,141,912
2.88%, 03/15/24	EUR	395	457,273
5.88%, 01/15/26	USD	3,247	3,307,881
Netflix, Inc.:
5.38%, 02/01/21		210	216,300
5.50%, 02/15/22		2,087	2,151,280
4.38%, 11/15/26		473	444,625
3.63%, 05/15/27	EUR	274	317,277
5.88%, 11/15/28(d)	USD	2,567	2,580,605
Symantec Corp., 5.00%, 04/15/25(d)		1,596	1,545,263
United Group BV:
4.38%, 07/01/22	EUR	258	308,069
(3 mo. Euribor + 4.38%), 4.38%, 07/01/23(c)		395	462,121
ZPG PLC, 3.75%, 07/15/23	GBP	268	367,043

			13,299,649
IT Services — 2.2%
First Data Corp.(d):
7.00%, 12/01/23	USD	6,737	7,058,355
5.75%, 01/15/24		18,420	18,489,075
Gartner, Inc., 5.13%, 04/01/25(d)		1,176	1,167,180
WEX, Inc., 4.75%, 02/01/23(d)		5,476	5,489,690

			32,204,300
Leisure Products — 0.2%
Mattel, Inc.:
6.75%, 12/31/25(d)		1,907	1,857,513
6.20%, 10/01/40		566	486,647

13

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Leisure Products (continued)
5.45%, 11/01/41	USD	332	$266,364

			2,610,524
Machinery — 0.8%
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	258	296,415
SPX FLOW, Inc.(d):
5.63%, 08/15/24	USD	993	980,588
5.88%, 08/15/26		993	978,105
Terex Corp., 5.63%, 02/01/25(d)		4,399	4,366,007
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(d)		3,689	3,504,550
Wabash National Corp., 5.50%, 10/01/25(d)		1,510	1,464,700

			11,590,365
Media — 12.8%
Altice Financing SA(d):
6.63%, 02/15/23		2,401	2,366,906
7.50%, 05/15/26		4,574	4,373,887
Altice France SA(d):
6.00%, 05/15/22		5,489	5,468,416
7.38%, 05/01/26		9,068	8,818,630
Altice Luxembourg SA:
7.25%, 05/15/22	EUR	574	667,570
7.75%, 05/15/22(d)	USD	6,688	6,420,480
6.25%, 02/15/25	EUR	150	170,572
Altice US Finance I Corp.(d):
5.38%, 07/15/23	USD	7,810	7,692,850
5.50%, 05/15/26		1,711	1,643,073
AMC Networks, Inc.:
5.00%, 04/01/24		1,165	1,127,196
4.75%, 08/01/25		2,152	2,017,500
Block Communications, Inc., 6.88%, 02/15/25(d)		685	690,138
Cablevision Systems Corp., 8.00%, 04/15/20		2,224	2,346,320
Capital Stage Finance BV, 5.25%(e)(j)(k)	EUR	100	126,667
CBS Radio, Inc., 7.25%, 11/01/24(d)	USD	399	383,040
CCO Holdings LLC/CCO Holdings Capital Corp.(d):
4.00%, 03/01/23		1,937	1,850,067
5.13%, 05/01/23		137	136,144
5.13%, 05/01/27		15,268	14,294,665
5.00%, 02/01/28		2,146	1,985,050
Cequel Communications Holdings I LLC/Cequel Capital Corp.(d):
5.13%, 12/15/21		6,425	6,393,206
7.75%, 07/15/25		6,642	6,874,470
7.50%, 04/01/28		3,080	3,083,850

Security		Par (000)	Value
Media (continued)
Clear Channel International BV, 8.75%, 12/15/20(d)	USD	4,201	$4,358,537
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		15,259	15,577,210
Series B, 7.63%, 03/15/20		6,065	6,065,000
CSC Holdings LLC:
7.63%, 07/15/18		351	352,755
10.13%, 01/15/23(d)		4,866	5,395,177
5.25%, 06/01/24		4,789	4,526,563
6.63%, 10/15/25(d)		419	432,618
10.88%, 10/15/25(d)		11,138	12,906,157
DISH DBS Corp.:
6.75%, 06/01/21		74	74,000
5.88%, 07/15/22		2,966	2,782,108
5.00%, 03/15/23		1,948	1,679,585
5.88%, 11/15/24		3,024	2,512,793
7.75%, 07/01/26		4,963	4,286,791
DISH Network Corp., 3.38%, 08/15/26(k)		1,514	1,342,645
eircom Finance DAC, 4.50%, 05/31/22	EUR	300	357,799
GTT Communications, Inc., 7.88%, 12/31/24(d)	USD	2,446	2,446,000
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		595	633,675
5.25%, 08/01/26		2,908	2,766,235
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		2,603	2,550,940
5.50%, 08/01/23		2,702	2,362,561
9.75%, 07/15/25(d)		3,508	3,639,550
LGE HoldCo VI BV, 7.13%, 05/15/24	EUR	300	377,019
MDC Partners, Inc., 6.50%, 05/01/24(d)	USD	2,003	1,772,655
Meredith Corp., 6.88%, 02/01/26(d)		776	783,760
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(d)		1,100	1,157,750
Numericable Group SA, 5.38%, 05/15/22	EUR	280	334,699
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(d)	USD	1,450	1,353,068
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(d)		390	370,500
Sirius XM Radio, Inc.(d):
4.63%, 05/15/23		230	226,263
5.00%, 08/01/27		1,010	959,641
TEGNA, Inc.:
5.13%, 10/15/19		457	458,143
5.50%, 09/15/24(d)		344	345,720
Tele Columbus AG, 3.88%, 05/02/25	EUR	200	225,627
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(d)	USD	1,800	1,746,310
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	351	445,413

14

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(d)	USD	2,154	$2,342,475
Tribune Media Co., 5.88%, 07/15/22		172	173,935
Unitymedia GmbH, 3.75%, 01/15/27	EUR	300	368,251
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.63%, 04/15/23		146	174,944
3.50%, 01/15/27		200	245,851
6.25%, 01/15/29		800	1,053,240
Univision Communications, Inc.(d):
5.13%, 05/15/23	USD	2,315	2,193,462
5.13%, 02/15/25		1,200	1,105,080
UPCB Finance IV Ltd.:
5.38%, 01/15/25(d)		992	952,320
4.00%, 01/15/27	EUR	400	481,596
UPCB Finance VII Ltd., 3.63%, 06/15/29		160	184,183
Videotron Ltd., 5.13%, 04/15/27(d)	USD	2,383	2,305,552
Virgin Media Finance PLC:
4.50%, 01/15/25	EUR	183	216,375
5.75%, 01/15/25(d)	USD	4,788	4,530,645
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	678	892,427
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23		250	337,323
Virgin Media Secured Finance PLC:
5.13%, 01/15/25		210	284,859
4.88%, 01/15/27		309	401,537
6.25%, 03/28/29		829	1,158,511
Ziggo Bond Finance BV:
4.63%, 01/15/25	EUR	300	351,466
5.88%, 01/15/25(d)	USD	2,643	2,497,635
Ziggo Secured Finance BV:
4.25%, 01/15/27	EUR	260	304,265
5.50%, 01/15/27(d)	USD	1,158	1,105,543

			190,197,439
Metals & Mining — 5.5%
Alcoa Nederland Holding BV(d):
7.00%, 09/30/26		681	733,778
6.13%, 05/15/28		608	624,720
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(d)		1,407	1,465,039
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(d)		1,222	1,193,747
CONSOL Energy, Inc., 11.00%, 11/15/25(d)		2,194	2,405,173
Constellium NV:
5.75%, 05/15/24(d)		1,392	1,343,280
6.63%, 03/01/25(d)		1,231	1,226,384
4.25%, 02/15/26	EUR	151	175,337
5.88%, 02/15/26(d)	USD	3,427	3,264,217

Security		Par (000)	Value
Metals & Mining (continued)
First Quantum Minerals Ltd.(d):
7.25%, 05/15/22	USD	791	$795,944
6.50%, 03/01/24		413	392,350
Freeport-McMoRan, Inc.:
3.10%, 03/15/20		2,976	2,935,080
4.00%, 11/14/21		2,078	2,057,220
3.55%, 03/01/22		5,170	4,995,512
3.88%, 03/15/23		6,256	6,013,643
5.40%, 11/14/34		689	633,880
5.45%, 03/15/43		7,358	6,640,595
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(d)		2,662	2,809,688
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(d)		1,378	1,519,245
Kaiser Aluminum Corp., 5.88%, 05/15/24		773	794,258
Novelis Corp.(d):
6.25%, 08/15/24		8,460	8,566,596
5.88%, 09/30/26		5,671	5,558,147
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	530	597,911
Ovako AB, 5.00%, 10/05/22		400	476,479
Steel Dynamics, Inc.:
5.25%, 04/15/23	USD	949	964,421
5.50%, 10/01/24		1,540	1,570,800
4.13%, 09/15/25		1,275	1,204,875
5.00%, 12/15/26		470	464,736
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(d)		1,660	1,684,900
Teck Resources Ltd.:
4.50%, 01/15/21		902	909,893
3.75%, 02/01/23		2,259	2,182,781
8.50%, 06/01/24(d)		4,081	4,514,606
5.20%, 03/01/42		2,547	2,305,035
5.40%, 02/01/43		3,691	3,404,947
ThyssenKrupp AG:
2.75%, 03/08/21	EUR	100	122,530
1.38%, 03/03/22		675	793,064
2.50%, 02/25/25		100	122,035
United States Steel Corp.:
6.88%, 08/15/25	USD	1,912	1,955,402
6.25%, 03/15/26		2,091	2,072,076

			81,490,324
Multi-Utilities — 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.13%, 07/15/19		980	980,000

15

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Multi-Utilities (continued)
6.88%, 10/15/21	USD	1,624	$1,640,240

			2,620,240
Multiline Retail — 0.1%
Neiman Marcus Group Ltd., 8.00%, 10/15/21(d)		1,214	868,010

Offshore Drilling & Other Services — 0.1%
Entegris, Inc., 4.63%, 02/10/26(d)		1,250	1,198,438

Oil, Gas & Consumable Fuels — 14.0%
Aker BP ASA, 5.88%, 03/31/25(d)		1,616	1,664,480
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24		801	839,048
Andeavor Logistics LP, Series A, 6.88%(e)(j)		2,138	2,138,428
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24		385	377,300
Antero Resources Corp.:
5.13%, 12/01/22		744	747,720
5.63%, 06/01/23		644	653,660
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(d)		1,471	1,585,003
Berry Petroleum Co. LLC, 7.00%, 02/15/26(d)		845	859,788
California Resources Corp., 8.00%, 12/15/22(d)		2,740	2,418,269
Callon Petroleum Co.:
6.13%, 10/01/24		2,758	2,782,132
6.38%, 07/01/26(d)		1,042	1,042,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
6.50%, 04/15/21		124	121,985
7.63%, 01/15/22		1,484	1,467,305
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		1,544	1,563,300
8.25%, 07/15/25		819	872,235
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		1,928	2,111,179
5.88%, 03/31/25		2,359	2,462,206
5.13%, 06/30/27		4,791	4,761,056
Cheniere Energy Partners LP, 5.25%, 10/01/25(d)		2,610	2,538,225
Chesapeake Energy Corp.:
5.75%, 03/15/23		216	203,040
8.00%, 01/15/25		475	472,031
8.00%, 06/15/27		5,527	5,485,547
CNX Resources Corp., 5.88%, 04/15/22		8,321	8,393,809

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc., 8.00%, 04/01/23	USD	315	$334,688
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(d)		2,884	2,855,160
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23		385	391,738
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(d)		5,254	5,109,620
DCP Midstream LLC(d):
6.45%, 11/03/36		1,258	1,336,625
6.75%, 09/15/37		1,490	1,592,437
DEA Finance SA, 7.50%, 10/15/22	EUR	330	414,026
Denbury Resources, Inc., 9.25%, 03/31/22(d)	USD	3,335	3,543,437
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25		620	640,150
Diamondback Energy, Inc.:
4.75%, 11/01/24		928	895,520
5.38%, 05/31/25		559	553,410
Eclipse Resources Corp., 8.88%, 07/15/23		550	517,000
Endeavor Energy Resources LP/EER Finance, Inc.(d):
5.50%, 01/30/26		570	558,600
5.75%, 01/30/28		1,188	1,167,210
Energy Transfer Equity LP:
7.50%, 10/15/20		665	716,538
4.25%, 03/15/23		2,490	2,412,187
5.88%, 01/15/24		1,441	1,495,038
5.50%, 06/01/27		1,126	1,141,483
Ensco PLC, 7.75%, 02/01/26		2,928	2,788,920
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 05/01/20		122	118,950
9.38%, 05/01/24(d)		2,321	1,822,681
8.00%, 11/29/24(d)		221	218,790
7.75%, 05/15/26(d)		2,875	2,925,312
Extraction Oil & Gas, Inc.(d):
7.38%, 05/15/24		1,181	1,237,098
5.63%, 02/01/26		2,613	2,501,947
Genesis Energy LP/Genesis Energy Finance Corp.:
6.50%, 10/01/25		716	689,150
6.25%, 05/15/26		1,040	977,600
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(d)		2,055	2,111,512
Gulfport Energy Corp.:
6.63%, 05/01/23		1,334	1,340,670
6.00%, 10/15/24		490	460,600
6.38%, 05/15/25		318	305,277
6.38%, 01/15/26		889	848,995

16

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Halcon Resources Corp., Series WI, 6.75%, 02/15/25	USD	3,919	$3,683,860
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(d)		2,470	2,482,350
Indigo Natural Resources LLC, 6.88%, 02/15/26(d)		612	584,460
Jagged Peak Energy LLC, 5.88%, 05/01/26(d)		1,039	1,026,013
Matador Resources Co., 6.88%, 04/15/23		4	4,185
MEG Energy Corp.(d):
6.38%, 01/30/23		1,897	1,712,042
7.00%, 03/31/24		1,592	1,436,780
6.50%, 01/15/25		3,410	3,417,468
Murphy Oil Corp.:
6.88%, 08/15/24		2,221	2,354,260
5.75%, 08/15/25		106	105,735
5.88%, 12/01/42		247	225,573
Nabors Industries, Inc.:
4.63%, 09/15/21		303	296,940
5.75%, 02/01/25(d)		780	739,050
Neptune Energy Bondco PLC, 6.63%, 05/15/25(d)		250	248,125
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(d)		480	482,400
Newfield Exploration Co.:
5.63%, 07/01/24		345	363,872
5.38%, 01/01/26		1,628	1,674,805
NGPL PipeCo LLC(d):
4.38%, 08/15/22		1,254	1,252,433
4.88%, 08/15/27		1,223	1,187,411
7.77%, 12/15/37		3,517	4,132,475
Noble Holding International Ltd.:
7.75%, 01/15/24		2,169	2,033,437
7.88%, 02/01/26(d)		4,810	4,900,187
Oasis Petroleum, Inc.:
6.88%, 03/15/22		839	851,585
6.88%, 01/15/23		153	155,295
Paramount Resources Ltd., 6.88%, 06/30/23(d)		1,869	1,934,415
Parkland Fuel Corp., 6.00%, 04/01/26(d)		308	304,920
Parsley Energy LLC/Parsley Finance Corp.(d):
6.25%, 06/01/24		458	472,885
5.38%, 01/15/25		2,170	2,142,875
5.25%, 08/15/25		532	516,040
5.63%, 10/15/27		1,353	1,336,088
PBF Holding Co. LLC/ PBF Finance Corp., 7.25%, 06/15/25		1,424	1,476,973
PDC Energy, Inc.:
6.13%, 09/15/24		250	254,375

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.75%, 05/15/26(d)	USD	1,240	$1,227,600
Petroleos Mexicanos, 5.38%, 03/13/22		270	276,726
Precision Drilling Corp., 7.13%, 01/15/26(d)		2,023	2,063,460
QEP Resources, Inc.:
6.88%, 03/01/21		88	93,280
5.38%, 10/01/22		2,610	2,654,892
5.63%, 03/01/26		1,594	1,522,270
Range Resources Corp.:
5.88%, 07/01/22		1,933	1,947,497
5.00%, 08/15/22		530	524,700
5.00%, 03/15/23		37	35,890
4.88%, 05/15/25		1,963	1,845,220
Resolute Energy Corp., 8.50%, 05/01/20		2,474	2,477,092
Rockies Express Pipeline LLC(d):
5.63%, 04/15/20		695	713,904
6.88%, 04/15/40		2,796	3,215,400
Rowan Cos., Inc.:
4.88%, 06/01/22		195	182,569
4.75%, 01/15/24		519	445,043
7.38%, 06/15/25		2,847	2,726,002
RSP Permian, Inc., 6.63%, 10/01/22		2,395	2,496,787
Sanchez Energy Corp.:
7.75%, 06/15/21		4,922	4,231,345
6.13%, 01/15/23		1,822	1,197,965
7.25%, 02/15/23(d)		1,169	1,147,081
SESI LLC, 7.13%, 12/15/21		655	667,281
Seven Generations Energy Ltd., 5.38%, 09/30/25(d)		3,462	3,340,830
SM Energy Co.:
6.50%, 11/15/21		845	859,788
6.13%, 11/15/22		1,620	1,644,300
6.50%, 01/01/23		1,339	1,359,085
5.00%, 01/15/24		318	298,125
5.63%, 06/01/25		324	310,230
6.75%, 09/15/26		112	113,960
Southwestern Energy Co.:
6.70%, 01/23/25(e)		696	683,820
7.50%, 04/01/26		1,942	2,010,009
7.75%, 10/01/27		1,161	1,213,245
Sunoco LP/Sunoco Finance Corp.(d):
4.88%, 01/15/23		2,733	2,610,042
5.88%, 03/15/28		808	759,116
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(d):
5.50%, 09/15/24		3,177	3,192,885
5.50%, 01/15/28		1,823	1,761,474
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 05/01/23		78	78,585
4.25%, 11/15/23		845	804,863
5.13%, 02/01/25		548	541,150

17

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.88%, 04/15/26(d)	USD	1,817	$1,825,522
5.00%, 01/15/28(d)		2,308	2,168,828
Transocean, Inc., 7.50%, 01/15/26(d)		1,151	1,166,826
Tullow Oil PLC, 7.00%, 03/01/25(d)		400	397,500
Weatherford International Ltd.:
6.50%, 08/01/36		1,021	796,380
7.00%, 03/15/38		1,523	1,210,785
5.95%, 04/15/42		959	709,660
Whiting Petroleum Corp., 6.63%, 01/15/26(d)		2,063	2,111,996
WildHorse Resource Development Corp.:
6.88%, 02/01/25(d)		890	908,913
6.88%, 02/01/25		898	917,083
Williams Cos., Inc.:
4.55%, 06/24/24		1,614	1,620,052
8.75%, 03/15/32		239	310,700
5.75%, 06/24/44		3,751	3,929,172
WPX Energy, Inc.:
6.00%, 01/15/22		229	240,450
8.25%, 08/01/23		1,245	1,413,075
5.25%, 09/15/24		754	746,460
5.75%, 06/01/26		1,068	1,065,981

			208,184,321
Oil: Crude Producers — 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 01/15/28		2,133	1,914,368

Paper & Forest Products — 0.1%
Norbord, Inc., 6.25%, 04/15/23(d)		1,711	1,788,457
Stora Enso OYJ, 2.50%, 06/07/27	EUR	200	238,732

			2,027,189
Pharmaceuticals — 3.6%
Charles River Laboratories International, Inc., 5.50%, 04/01/26(d)	USD	809	812,034
Endo Finance LLC/Endo Finco, Inc.(d):
7.25%, 01/15/22		1,176	1,018,710
6.00%, 07/15/23		931	684,285
Ephios Bondco PLC, 6.25%, 07/01/22	EUR	675	811,796
Ephios Holdco II PLC, 8.25%, 07/01/23		159	196,446
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(d)	USD	878	926,290
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(d)		10,081	10,133,925

Security		Par (000)	Value
Pharmaceuticals (continued)
Nidda Healthcare Holding AG, 3.50%, 09/30/24	EUR	150	$170,097
Synlab Bondco PLC, 6.25%, 07/01/22		210	252,559
Team Health Holdings, Inc., 6.38%, 02/01/25(d)	USD	3,148	2,730,890
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19		2,360	2,306,026
Valeant Pharmaceuticals International, Inc.:
7.50%, 07/15/21(d)		1,841	1,875,519
6.75%, 08/15/21(d)		2,471	2,496,451
5.63%, 12/01/21(d)		724	717,484
6.50%, 03/15/22(d)		2,043	2,123,086
7.25%, 07/15/22(d)		64	64,973
5.50%, 03/01/23(d)		3,974	3,699,198
4.50%, 05/15/23	EUR	2,225	2,458,699
5.88%, 05/15/23(d)	USD	4,358	4,118,310
7.00%, 03/15/24(d)		3,210	3,362,475
6.13%, 04/15/25(d)		5,024	4,647,200
5.50%, 11/01/25(d)		3,365	3,301,906
9.25%, 04/01/26(d)		610	640,274
8.50%, 01/31/27(d)(f)		3,455	3,517,622

			53,066,255
Real Estate Investment Trusts (REITs) — 1.4%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(d)		985	1,004,700
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		1,684	1,604,010
5.13%, 05/01/26(d)		1,426	1,388,568
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25		350	337,750
iStar, Inc.:
4.63%, 09/15/20		221	217,961
6.00%, 04/01/22		901	901,000
5.25%, 09/15/22		1,012	982,905
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24		9,671	9,767,710
4.50%, 09/01/26		1,700	1,559,750
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27		745	700,345
NH Hotel Group SA, 3.75%, 10/01/23	EUR	262	318,008
Starwood Property Trust, Inc.:
5.00%, 12/15/21	USD	1,695	1,720,425

18

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
4.75%, 03/15/25(d)	USD	776	$746,667

			21,249,799
Real Estate Management & Development — 0.6%
ADLER Real Estate AG:
4.75%, 04/08/20	EUR	32	38,627
2.13%, 02/06/24		325	371,348
Akelius Residential Property AB, 3.88%, 10/05/78(e)		125	145,291
Aroundtown Property Holdings PLC, 1.50%, 01/18/21(k)		100	152,415
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(d)	USD	1,158	1,129,050
Howard Hughes Corp., 5.38%, 03/15/25(d)		1,568	1,515,080
Realogy Group LLC/Realogy Co-Issuer Corp.(d):
4.50%, 04/15/19		806	806,000
5.25%, 12/01/21		2,296	2,313,220
4.88%, 06/01/23		1,235	1,160,900
RESIDOMO Sro, 3.38%, 10/15/24	EUR	420	487,313
Summit Germany Ltd., 2.00%, 01/31/25		145	163,576

			8,282,820
Restaurants — 0.1%
IRB Holding Corp., 6.75%, 02/15/26(d)	USD	937	885,465

Road & Rail — 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.13%, 06/01/22(d)		927	909,758
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	250	297,187
EC Finance PLC, 2.38%, 11/15/22		203	236,019
Europcar Drive Designated Activity Co., 4.13%, 11/15/24		387	442,809
Europcar Groupe SA, 5.75%, 06/15/22		110	131,914
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(d)	USD	1,094	1,033,830
Herc Rentals, Inc.(d):
7.50%, 06/01/22		1,406	1,486,845
7.75%, 06/01/24		1,201	1,291,075
Hertz Corp., 7.63%, 06/01/22(d)		2,628	2,568,870
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	443	510,739
Loxam SAS:
3.50%, 04/15/22		168	202,444
3.50%, 05/03/23		150	180,583
4.25%, 04/15/24		100	122,867
6.00%, 04/15/25		108	136,042
United Rentals North America, Inc.:
4.63%, 07/15/23	USD	944	951,080

Security		Par (000)	Value
Road & Rail (continued)
4.63%, 10/15/25	USD	2,460	$2,363,937
Watco Cos. LLC/Watco Finance Corp., 6.38%, 04/01/23(d)		1,093	1,118,959

			13,984,958
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc.:
7.50%, 08/15/22		422	461,077
7.00%, 07/01/24		409	430,473
Micron Technology, Inc., 5.50%, 02/01/25		58	60,340
Microsemi Corp., 9.13%, 04/15/23(d)		134	148,238
NXP BV/NXP Funding LLC(d):
4.13%, 06/01/21		1,448	1,459,005
4.63%, 06/15/22		1,319	1,347,029
3.88%, 09/01/22		1,138	1,130,176
4.63%, 06/01/23		928	946,374
Sensata Technologies BV(d):
5.63%, 11/01/24		903	937,991
5.00%, 10/01/25		3,297	3,305,242

			10,225,945
Software — 4.4%
BMC Software Finance, Inc., 8.13%, 07/15/21(d)		2,715	2,783,146
CDK Global, Inc., 4.88%, 06/01/27		1,890	1,781,325
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Holdings LLC, 10.00%, 11/30/24(d)		3,875	4,286,719
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 08/01/22(d)		1,444	1,478,295
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 05/01/21(d)(g)		3,521	3,538,605
Infor US, Inc., 6.50%, 05/15/22		11,511	11,698,054
Informatica LLC, 7.13%, 07/15/23(d)		5,308	5,387,620
Nuance Communications, Inc.:
5.38%, 08/15/20(d)		356	357,335
6.00%, 07/01/24		1,630	1,638,150
5.63%, 12/15/26		1,410	1,374,750
PTC, Inc., 6.00%, 05/15/24		1,996	2,095,800
Rackspace Hosting, Inc., 8.63%, 11/15/24(d)		1,573	1,600,527
RP Crown Parent LLC, 7.38%, 10/15/24(d)		2,666	2,745,980
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(d)		10,971	12,174,519
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(d)		1,553	1,638,415

19

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
TIBCO Software, Inc., 11.38%, 12/01/21(d)	USD	7,252	$7,886,550
Veritas US, Inc./Veritas Bermuda Ltd.(d):
7.50%, 02/01/23		1,938	1,855,635
10.50%, 02/01/24		838	714,395

			65,035,820
Specialty Retail — 0.7%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		2,505	2,479,950
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(d)		1,907	1,835,869
Group 1 Automotive, Inc., 5.25%, 12/15/23(d)		264	257,400
Hexion US Finance Corp., 6.63%, 04/15/20		658	620,988
JC Penney Corp., Inc.:
8.13%, 10/01/19		46	47,668
6.38%, 10/15/36		554	310,240
L Brands, Inc.:
6.88%, 11/01/35		2,579	2,343,666
6.75%, 07/01/36		384	345,600
Masaria Investments SAU, 5.00%, 09/15/24	EUR	186	214,236
Penske Automotive Group, Inc.:
5.75%, 10/01/22	USD	729	745,402
5.50%, 05/15/26		346	340,810
PVH Corp., 3.13%, 12/15/27	EUR	542	621,569
Shop Direct Funding PLC, 7.75%, 11/15/22	GBP	340	354,351

			10,517,749
Technology Hardware, Storage & Peripherals — 0.8%
Dell International LLC/EMC Corp.(d):
7.13%, 06/15/24	USD	4,522	4,858,725
6.02%, 06/15/26		1,390	1,466,891
Western Digital Corp., 4.75%, 02/15/26		5,217	5,132,224

			11,457,840
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 05/01/23	EUR	97	133,834
Springs Industries, Inc., 6.25%, 06/01/21	USD	274	278,603

			412,437
Thrifts & Mortgage Finance — 0.2%
Jerrold Finco PLC:
6.25%, 09/15/21	GBP	225	306,432
6.13%, 01/15/24		545	729,945

Security		Par (000)	Value
Thrifts & Mortgage Finance (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(d):
5.25%, 03/15/22	USD	352	$352,000
5.25%, 10/01/25		2,176	2,029,120

			3,417,497
Trading Companies & Distributors — 0.0%
Ashtead Capital, Inc., 5.63%, 10/01/24(d)		278	285,645

Transportation — 0.0%
JB Poindexter & Co., Inc., 7.13%, 04/15/26(d)		651	660,765

Transportation Infrastructure — 0.1%
CEVA Group PLC, (9.00% Cash or 3.00% PIK), 9.00%, 09/01/20(d)(g)		95	99,465
WFS Global Holding SAS, 9.50%, 07/15/22	EUR	565	691,729

			791,194
Utilities — 0.0%
ContourGlobal Power Holdings SA, 5.13%, 06/15/21		300	356,029

Wireless Telecommunication Services — 5.3%
CoreCivic, Inc., 4.75%, 10/15/27	USD	1,135	1,041,362
CyrusOne LP/CyrusOne Finance Corp.:
5.00%, 03/15/24		3,400	3,404,250
5.38%, 03/15/27		325	326,625
Digicel Group Ltd.(d):
8.25%, 09/30/20		1,222	925,665
7.13%, 04/01/22		324	225,504
Digicel Ltd., 6.00%, 04/15/21(d)		5,564	5,098,015
Equinix, Inc., 2.88%, 10/01/25	EUR	420	471,342
Frontier Communications Corp., 8.50%, 04/01/26(d)	USD	2,694	2,609,812
GEO Group, Inc.:
5.88%, 01/15/22		350	355,687
5.13%, 04/01/23		184	180,955
5.88%, 10/15/24		2,146	2,119,325
6.00%, 04/15/26		630	615,825
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	150	171,850
Matterhorn Telecom SA:
3.88%, 05/01/22		635	750,770
4.00%, 11/15/27		405	453,445
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(d)	USD	1,539	1,412,032
SBA Communications Corp.:
4.00%, 10/01/22(d)		2,644	2,538,240
4.88%, 09/01/24		2,489	2,324,129

20

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Sprint Capital Corp.:
6.90%, 05/01/19	USD	640	$657,536
8.75%, 03/15/32		23	24,754
Sprint Communications, Inc., 7.00%, 03/01/20(d)		6,062	6,336,305
Sprint Corp.:
7.88%, 09/15/23		5,424	5,692,488
7.13%, 06/15/24		18,397	18,534,951
7.63%, 02/15/25		7,432	7,654,960
7.63%, 03/01/26		115	118,163
T-Mobile USA, Inc.:
4.00%, 04/15/22		1,337	1,330,315
6.50%, 01/15/24		2,638	2,756,710
6.38%, 03/01/25		994	1,038,631
6.50%, 01/15/26		1,549	1,616,769
4.50%, 02/01/26		1,630	1,532,200
4.75%, 02/01/28		2,764	2,584,340
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23		2,418	2,356,825
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		1,327	1,473,164
Vodafone Group PLC, Series VOD, 0.00%, 11/26/20(k)(m)	GBP	200	254,002
Wind Tre SpA:
2.63%, 01/20/23	EUR	170	170,915
2.75%, 01/20/24(e)		110	108,342
3.13%, 01/20/25		210	204,001

			79,470,204

Total Corporate Bonds — 114.2% (Cost — $1,714,866,946)			1,697,598,390

Floating Rate Loan Interests (c) — 15.7%

Aerospace & Defense — 0.3%
Accudyne Industries LLC, 2017 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 08/18/24	USD	3,154	3,160,343
Sequa Mezzanine Holdings LLC, 2nd Lien Term Loan, (2 mo. LIBOR + 9.00% 1.00% Floor), 10.97%, 04/28/22(b)		385	384,037
WP CPP Holdings LLC, 2018 Term Loan, 04/30/25(n)		330	331,340

			3,875,720
Air Freight & Logistics — 0.2%
CEVA Group PLC, Letter of Credit, (3 mo. LIBOR + 5.50%), 6.50%, 03/19/21(b)		1,022	1,036,927

Security		Par (000)	Value
Air Freight & Logistics (continued)
CEVA Intercompany BV, Dutch Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.86%, 03/19/21	USD	359	$358,181
CEVA Logistics Canada ULC, Canadian Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.86%, 03/19/21		164	163,028
CEVA Logistics US Holdings, Inc., Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.86%, 03/19/21		1,502	1,498,382

			3,056,518
Airlines — 0.1%
Northwest Airlines, Inc., Term Loan, (6 mo. LIBOR + 1.23%), 3.30%, 09/10/18(b)		812	805,965

Auto Components — 0.1%
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.30%, 05/16/24		1,083	1,080,787

Auto Parts — 0.0%
Mavis Tire Express Services Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.20%, 03/20/25		469	465,152

Banks — 0.1%
Banco Espirito Santo SA, 41,362.65% - 4.75%, 01/15/19(i)	EUR	1,900	627,488
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.61%, 11/01/24	USD	655	647,165

			1,274,653
Building Products — 0.3%
Ply Gem Industries, Inc., 2018 Term Loan, (3 mo. LIBOR + 3.75%), 6.09%, 04/12/25		4,044	4,050,066

Capital Markets — 0.1%
Horizon Holdings III SAS, EUR Term Loan B4, (EURIBOR + 2.75%), 2.75%, 10/29/22	EUR	1,000	1,160,598

Chemicals — 0.4%
Allnex (Luxembourg) & Cy S.C.A., 2016 EUR Term Loan B1, 09/13/23(n)		1,000	1,168,466
Alpha 3 BV, 2017 Term Loan B1, 01/31/24(n)	USD	935	931,376

21

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals (continued)
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 4.05%, 06/01/24	USD	1,224	$1,224,375
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.80%, 06/28/24		344	345,428
Invictus US LLC:
1st Lien Term Loan, (2 mo. LIBOR + 3.00%), 5.10%, 03/28/25		685	687,155
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 8.73%, 03/25/26		374	377,740
PQ Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 02/08/25		446	445,965
WR Grace & Co.:
Term Loan B1, (3 mo. LIBOR + 1.75%), 4.06%, 04/03/25		414	414,960
Term Loan B2, (3 mo. LIBOR + 1.75%), 4.06%, 04/03/25		711	711,360

			6,306,825
Commercial Services & Supplies — 0.4%
Asurion LLC, 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 7.98%, 08/04/25		577	590,560
Silk Bidco AS, EUR Term Loan B, (EURIBOR + 4.00%), 4.00%, 02/07/25	EUR	1,000	1,165,578
West Corp.:
2017 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.98%, 10/10/24	USD	3,341	3,334,776
2018 Term Loan B1, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 10/10/24		484	479,591

			5,570,505
Construction & Engineering — 0.8%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 6.61%, 06/21/24		9,025	9,070,468
Pike Corp., 2018 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.49%, 03/23/25		825	833,549
SRS Distribution Inc., 2018 1st Lien Term Loan B, (3 mo. LIBOR + 3.25%), 5.58%, 05/23/25		2,268	2,256,660

			12,160,677
Construction Materials — 0.1%
Filtration Group Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 5.30%, 03/29/25		363	364,634

Security		Par (000)	Value
Construction Materials (continued)
Xella International GmbH, 2017 EUR Term Loan B, 04/11/24(n)	EUR	1,000	$1,165,438

			1,530,072
Diversified Consumer Services — 0.6%
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 07/12/24	USD	403	403,479
CHG PPC Parent LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 03/31/25(b)		693	693,000
Gol LuxCo SA, 1st Lien Term Loan, (Fixed + 6.50%), 6.50%, 08/31/20		3,885	3,965,925
Laureate Education, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 04/26/24		1,364	1,370,630
Uber Technologies, 2018 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.92%, 04/04/25		2,888	2,904,837

			9,337,871
Diversified Financial Services — 0.1%
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 6.14%, 02/07/25		1,017	1,013,870

Diversified Telecommunication Services — 0.4%
CenturyLink, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 01/31/25		5,148	5,081,172
Eircom Finco Sarl, EUR Term Loan B6, (EURIBOR + 3.25%), 3.25%, 04/19/24	EUR	1,000	1,168,934
MTN Infrastructure TopCo, Inc, 1st Lien Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 11/15/24	USD	379	380,173

			6,630,279
Electrical Equipment — 0.0%
Generac Power Systems, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 2.00%), 0.75%, 05/31/23		75	74,911

Energy Equipment & Services — 0.6%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00% 1.00% Floor), 7.93%, 03/01/24		1,779	1,741,196
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.42%, 02/12/25(b)		1,147	1,149,868
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75% 1.00% Floor), 9.68%, 11/08/22(b)		3,921	4,068,038

22

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Energy Equipment & Services (continued)
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 1.42%), 3.42%, 07/13/20	USD	1,700	$1,681,515

			8,640,617
Food & Staples Retailing — 0.2%
Albertsons LLC, 2018 ABL Last Out Term Loan, 04/02/23(n)		2,183	2,184,637
Food Products — 0.3%
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 10/10/23		396	396,500
Froneri International PLC, 2018 EUR Term Loan B, (EURIBOR + 2.62%), 2.63%, 01/22/25	EUR	1,000	1,169,238
JBS USA LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.65%, 10/30/22	USD	2,240	2,232,347
Sigma Bidco BV, 2018 Term Loan B, 02/23/25(n)		124	123,532

			3,921,617
Health Care Equipment & Supplies — 0.6%
CTC AcquiCo GmbH, EUR 2017 Term Loan B1, 03/07/25(n)	EUR	1,000	1,166,011
DJO Finance LLC, 2015 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.40%, 06/08/20	USD	3,310	3,317,726
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00% 1.00% Floor), 7.30%, 06/15/21(b)		4,325	4,394,864
Ortho-Clinical Diagnostics SA, Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.73%, 06/30/21		236	236,401

			9,115,002
Health Care Providers & Services — 0.3%
HCA, Inc., 2018 Term Loan B10, (1 mo. LIBOR + 2.00%), 3.98%, 03/13/25		931	937,210
Quorum Health Corporation, Term Loan B, (1 mo. LIBOR + 6.75% 1.00% Floor), 8.73%, 04/29/22		1,364	1,384,297
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 02/06/24		2,305	2,222,487

			4,543,994

Security		Par (000)	Value
Health Care Technology — 0.0%
Quintiles IMS, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.30%, 03/07/24	USD	459	$459,127

Hotels, Restaurants & Leisure — 0.6%
Bronco Midstream Funding LLC, Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.83%, 08/14/23(b)		5,303	5,342,325
GVC Holdings PLC:
2018 EUR Term Loan, 03/29/24(n)	EUR	1,000	1,165,111
2018 Term Loan, (1 mo. LIBOR + 2.50% 1.00% Floor), 4.48%, 03/29/24	USD	936	936,777
IRB Holding Corp., 1st Lien Term Loan, (2 mo. LIBOR + 3.25% 1.00% Floor), 5.21%, 02/05/25		569	570,849
Wyndham Hotels & Resorts, Inc., Term Loan B, 03/28/25(n)		1,422	1,426,735

			9,441,797
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Energy Corp., 1st Lien Term Loan B3, 12/01/25(n)		2,187	2,181,226

Industrial Conglomerates — 0.2%
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.91%, 11/30/23		1,986	1,958,137
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00% 1.00% Floor), 7.07%, 11/28/21		1,160	1,158,782

			3,116,919
Insurance — 0.4%
Alliant Holdings I, Inc., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.93%, 05/09/25		327	326,591
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.25%), 5.23%, 10/22/24		327	326,519
Hub International Limited, 2018 Term Loan B, (2 mo. LIBOR + 3.00%), 5.36%, 04/25/25		2,585	2,579,351
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 03/01/21		2,414	2,408,713

23

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Insurance (continued)
2nd Lien Term Loan, (3 mo. LIBOR + 5.75% 1.00% Floor), 7.80%, 02/28/22	USD	887	$887,000

			6,528,174
Internet Software & Services — 0.1%
GTT Communications, Inc., 2018 Term Loan B, 1.00%, 04/26/25		26	25,626
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.73%, 05/06/24		934	903,935

			929,561
IT Services — 0.3%
Access CIG LLC:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.73%, 02/27/25		404	405,826
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%), 9.73%, 02/27/26		146	145,972
Altran Technologies SA, EUR 1st Lien Term Loan B, (EURIBOR + 3.25%), 3.25%, 03/20/25	EUR	734	860,570
Blackhawk Network Holdings, Inc, 2018 1st Lien Term Loan, 05/23/25(n)	USD	950	950,000
Peak 10 Holding Corp.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.80%, 08/01/24		992	976,202
2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 9.61%, 08/01/25		420	421,970

			3,760,540
Life Sciences Tools & Services — 0.1%
Albany Molecular Research, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 08/30/24		732	729,520

Machinery — 0.4%
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.48%, 08/05/24		370	371,991

Security		Par (000)	Value
Machinery (continued)
Titan Acquisition Ltd., 2018 Term Loan B, (2 mo. LIBOR + 3.00%), 5.06%, 03/28/25	USD	5,962	$5,916,450

			6,288,441
Media — 1.8%
Charter Communications Operating LLC, 2017 Term Loan A2, (1 mo. LIBOR + 1.50%), 3.49%, 03/31/23		8,728	8,717,602
Intelsat Jackson Holdings SA:
2017 Term Loan B3, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.72%, 11/27/23		558	560,276
2017 Term Loan B4, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.47%, 01/02/24		1,820	1,880,752
2017 Term Loan B5, (Fixed + 6.62%), 6.63%, 01/02/24		10,040	10,269,844
PSAV Holdings LLC:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.22%, 03/01/25		823	819,914
2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 9.26%, 09/01/25		666	661,005
SBA Senior Finance II LLC, 2018 Term Loan B, 04/11/25(n)		316	315,323
Tele Columbus AG, 2017 EUR Term Loan A, 10/15/24(n)	EUR	1,000	1,161,253
Unitymedia Finance LLC, USD Term Loan D, (1 mo. LIBOR + 2.25%), 4.17%, 01/15/26	USD	710	709,411
Unitymedia Hessen GmbH & Co. KG, 2018 Term Loan B, 05/24/23(n)		1,023	1,020,937

			26,116,317
Multiline Retail — 0.2%
EG Group Ltd.:
2018 EUR Delayed Draw Term Loan B, 02/06/25(n)	EUR	336	391,292
2018 EUR Term Loan B, (EURIBOR + 4.00%), 4.00%, 02/06/25		664	771,587
LSF9 Robin Investments Ltd., EUR 2017 Term Loan B4, (EURIBOR + 3.00%), 3.00%, 12/14/23		1,000	1,167,835

24

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Multiline Retail (continued)
Neiman Marcus Group, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.17%, 10/25/20	USD	1,415	$1,251,786

			3,582,500
Oil & Gas Equipment & Services — 0.6%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00% 1.00% Floor), 6.91%, 05/10/25		9,392	9,464,600

Oil, Gas & Consumable Fuels — 1.2%
Brazos Delaware II, LLC, Term Loan B, (1 mo. LIBOR + 4.00%), 5.95%, 05/21/25		508	507,229
California Resources Corp., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 6.70%, 12/31/22		4,018	4,106,717
Chesapeake Energy Corp., Term Loan, (1 mo. LIBOR + 7.50% 1.00% Floor), 9.47%, 08/23/21		7,832	8,221,803
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 6.00% 1.00% Floor), 8.32%, 10/26/22		1,679	1,719,431
Lucid Energy Group II LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.93%, 02/17/25(b)		1,063	1,052,370
Medallion Midland Acquisition LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 10/30/24(b)		967	950,871
Vine Oil & Gas LP, Term Loan B, (1 mo. LIBOR + 6.88% 1.00% Floor), 8.86%, 12/12/21(b)		1,753	1,748,617

			18,307,038
Pharmaceuticals — 0.6%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.50%), 5.63%, 05/04/25		3,462	3,453,345
Ceva Sante Animale, EUR Term Loan B, 06/30/21(f)(n)	EUR	1,000	1,167,753
Endo Luxembourg Finance Company I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.25%, 04/29/24	USD	1,876	1,853,752

Security		Par (000)	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 05/17/25(n)	USD	1,712	$1,714,790

			8,189,640
Professional Services — 0.0%
Information Resources, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 6.57%, 01/18/24		503	505,123

Semiconductors & Semiconductor Equipment — 0.2%
Microchip Technology Incorporated, 2018 Term Loan B, 05/29/25(n)		3,184	3,200,716

Software — 1.3%
Applied Systems, Inc.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.30%, 09/19/24		153	153,590
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00% 1.00% Floor), 9.30%, 09/19/25		186	192,162
BMC Software Finance, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.23%, 09/10/22		2,563	2,565,591
Cypress Intermediate Holdings III, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.99%, 04/27/24		762	763,282
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75% 1.00% Floor), 8.73%, 04/27/25		212	212,929
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.61%, 05/28/24		307	299,164
Kronos, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 8.25% 1.00% Floor), 10.61%, 11/01/24		3,634	3,761,707
McAfee LLC, 2017 Term Loan B, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.47%, 09/30/24		1,790	1,801,443
Mitchell International, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 11/29/24		943	942,572
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.23%, 11/20/25		920	925,364
2017 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%), 5.22%, 11/29/24		76	75,873
Renaissance Learning, Inc., 2018 Add On Term Loan, 05/18/25(n)		724	724,000

25

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
SS&C Technologies Holdings Europe SARL, 2018 Term Loan B4, (1 mo. LIBOR + 2.50%), 4.48%, 04/16/25	USD	1,792	$1,811,371
SS&C Technologies, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 2.50%), 4.48%, 04/16/25		4,786	4,895,733
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 4.98%, 05/01/24		641	640,907

			19,765,688
Specialty Retail — 0.1%
Belron Finance US LLC, Term Loan B, (3 mo. LIBOR + 2.50%), 4.86%, 11/07/24		796	798,656
CD&R Firefly Bidco Limited, 2018 GBP Term Loan B1, 05/09/25(n)	GBP	1,000	1,319,939

			2,118,595
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials Operations LLC, Term Loan B, (1 mo. LIBOR + 5.25% 1.00% Floor), 7.31%, 08/12/22	USD	5,255	5,264,511

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.18%, 01/02/25		858	857,537

Transportation — 0.0%
Direct ChassisLink, Inc., 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 7.98%, 06/15/23(b)		300	304,500

Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.31%, 11/28/24		501	503,017

Wireless Telecommunication Services — 1.0%
Ligado Networks LLC, 2015 2nd Lien Term Loan, 0.00%, 12/07/20		39,244	13,107,556
Xplornet Communications, Inc., Term Loan B, 09/09/21(b)(n)		1,869	1,878,662

			14,986,218

Total Floating Rate Loan Interests — 15.7% (Cost — $258,545,300)			233,401,641

		Shares
Investment Companies — 0.4%

Diversified Financial Services — 0.2%
Financial Select Sector SPDR Fund		110,107	2,992,708

Security		Shares	Value
Energy Equipment & Services — 0.2%
SPDR S&P Oil & Gas Exploration & Production ETF		79,711	$3,367,790

Total Investment Companies — 0.4% (Cost — $6,232,066)			6,360,498

		Par (000)
Non-Agency Mortgage-Backed Securities — 0.1%

Commercial Mortgage-Backed Securities — 0.1%
GAHR Commercial Mortgage Trust NRF, Series 2015-NRF, Class FFX, 3.38%, 12/15/34(d)(e)	USD	1,095	1,076,556

Total Non-Agency Mortgage-Backed Securities — 0.1% (Cost — $1,062,989)			1,076,556

		Beneficial Interest (000)
Other Interests(o) — 0.0%

United States — 0.0%
Lear Corp. Escrow(b)		1,250	12

Total Other Interests — 0.0% (Cost — $—)			12

		Par (000)
Preferred Securities
Capital Trusts — 5.2%

Aerospace — 0.0%
Telefonica Europe BV, 2.63%(e)(j)	EUR	300	335,824

Auto Components — 0.2%
General Motors Financial Co., Inc., Series A, 5.75%(e)(j)	USD	2.167	2,110,116

Banks — 1.1%
ABN AMRO Bank NV(j):
4.75%(e)	EUR	200	226,426
5.75%(h)		300	372,635
Allied Irish Banks PLC, 7.38%(h)(j)		210	267,596
Banco Bilbao Vizcaya Argentaria SA, 8.88%(h)(j)		200	264,205
Banco Santander SA, 6.25%(h)(j)		400	478,048
Bankia SA, 6.00%(h)(j)		200	237,192
CaixaBank SA, 5.25%(e)(j)		200	213,820
CIT Group, Inc., Series A, 5.80%(h)(j)	USD	1.647	1,636,706
Citigroup, Inc.(h)(j):
5.95%		1.405	1,427,831
Series O, 5.88%		2.405	2,471,138

26

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
Citigroup, Inc. (continued)(h)(j):
Series Q, 5.95%	USD	1.165	$1,206,381
Series R, 6.13%		615	641,138
Cooperatieve Rabobank UA(h)(j):	EUR
5.50%		200	249,592
6.63%		400	527,770
Danske Bank A/S, 5.75%(h)(j)		200	245,779
Erste Group Bank AG, 6.50%(h)(j)		400	510,903
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 2.56%(c)(j)	USD	400	300,016
HSBC Holdings PLC, 6.38%(h)(j)		210	210,263
Intesa Sanpaolo SpA, 7.00%(h)(j)	EUR	375	454,834
KBC Group NV, 5.63%(h)(j)		200	238,971
National Westminster Bank PLC, Series C, 2.56%(e)(j)	USD	200	160,800
Swedbank Hypotek AB, 6.00%(h)(j)		200	199,340
Wells Fargo & Co.(h)(j):
Series S, 5.90%		1.730	1,734,498
Series U, 5.88%		2.055	2,110,012

			16,385,894
Capital Markets — 0.9%
Goldman Sachs Group, Inc., Series P, 5.00%(e)(j)		7.660	7,284,660
Morgan Stanley(h)(j):
Series H, 5.45%		3.309	3,371,044
Series J, 5.55%		440	451,550
UBS Group AG(h)(j):
5.75%	EUR	800	1,018,243
7.00%	USD	425	439,157

			12,564,654
Chemicals — 0.1%
Solvay Finance SA, 5.12%(h)(j)	EUR	730	934,481

Diversified Financial Services — 2.4%
ATF Netherlands BV, 3.75%(h)(j)		200	236,733
Banco Santander SA(j):
4.75%(e)		200	216,242
6.75%(h)		300	379,673
Bank of America Corp.(h)(j):
Series AA, 6.10%	USD	5.271	5,435,719
Series V, 5.13%		2.205	2,227,050
Series X, 6.25%		2.874	2,989,592
Series Z, 6.50%		1.816	1,927,230
Barclays PLC, 7.25%(h)(j)	GBP	680	946,101
BNP Paribas SA, 6.13%(h)(j)	EUR	220	283,368
Credit Agricole SA, 6.50%(h)(j)		600	764,559
Credit Suisse Group AG, 6.25%(h)(j)	USD	300	297,750
HBOS Capital Funding LP, 6.85%(j)		800	807,680
HSBC Holdings PLC, 6.00%(h)(j)		2.298	2,200,335
JPMorgan Chase & Co. Series Q, 5.15%(h)(j):		850	839,375

Security		Par (000)	Value
Diversified Financial Services (continued)
Series S, 6.75%	USD	5.324	$5,758,172
Series U, 6.13%		4.228	4,365,410
Series V, 5.00%		3.075	3,101,906
Series X, 6.10%		715	732,875
Royal Bank of Scotland Group PLC(h)(j):
7.50%		200	206,000
8.63%		982	1,062,721
Societe Generale SA, 8.88%(h)(j)	GBP	200	266,527
UBS Group Funding Switzerland AG, 5.00%(e)(j)	USD	375	337,916
UniCredit SpA(h)(j):
6.75%	EUR	200	236,148
9.25%		425	557,698

			36,176,780
Diversified Telecommunication Services — 0.3%
Koninklijke KPN NV(h):
6.13%(j)		561	665,873
6.88%	GBP	230	325,242
Telefonica Europe BV(h)(j):
3.75%	EUR	200	240,591
4.20%		1.500	1,826,717
6.50%		600	713,119
6.75%	GBP	200	284,481
7.63%	EUR	300	412,967

			4,468,990
Electric Utilities — 0.1%
Enel SpA, 2.50% , 11/24/2078(e)		175	198,692
Gas Natural Fenosa Finance BV, 4.13%(h)(j)		100	122,326
Origin Energy Finance Ltd., 4.00%, 09/16/2074(h)		410	495,487
RWE AG, 2.75% , 04/21/2075(h)		300	356,574

			1,173,079
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13% , 10/15/2026		200	243,195

Insurance — 0.0%
Groupama SA, 6.38%(h)(j)		200	263,332

Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(d)(j)	USD	400	408,000

Oil, Gas & Consumable Fuels — 0.1%
Gas Natural Fenosa Finance BV, 3.38%(e)(j)	EUR	500	581,207
Repsol International Finance BV(h):
3.88%(j)		300	368,272
4.50%		678	838,588

			1,788,067

27

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Real Estate — 0.0%
AT Securities BV, 5.25%(h)(j)	USD	500	$471,250

Real Estate Management & Development — 0.0%
Fastighets AB Balder, Series., 3.00%(e)	EUR	100	111,937

Total Capital Trusts — 5.2% (Cost — $76,187,075)			77,435,599

		Shares
Preferred Stocks — 1.5%

Auto Components — 0.2%
UCI International, Inc., 0.00%		164,729	2,985,713

Diversified Financial Services — 0.0%
Concrete Investments II, 0.00% (b)		4,997	96,389

Hotels, Restaurants & Leisure — 1.2%
The Stars Group, Inc., 0.00% (b)(k)		9,482	16,963,171

Machinery — 0.1%
Rexnord Corp., Series A, 5.75% (k)		21,600	1,355,832

Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC (Acquired 04/08/15, cost $642,898), 0.00%(p)		649,556	270,930

Total Preferred Stocks — 1.5% (Cost — $18,108,561)			21,672,035

Trust Preferred

Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 7.10%, 02/15/40(h)		256,246	6,690,583

Total Trust Preferred — 0.4% (Cost — $6,729,957)			6,690,583

Total Preferred Securities— 7.1% (Cost — $101,025,593)			$105,798,217

Security	Shares	Value
Warrants — 0.0%
Metals & Mining — 0.0%
Peninsula Energy Ltd. (Expires 12/31/18), (1 Share for 1 Warrant, Expires 12/31/18, Strike Price AUD 0.05)	515,378	$1,949

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)(b)	6,494	—

Total Warrants — 0.0% (Cost — $65)		1,949

Total Long-Term Investments — 145.0% (Cost — $2,227,685,547)		2,154,911,650

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.61%(r)(s)	2,919,307	2,919,307

Total Short-Term Securities — 0.2% (Cost — $2,919,307)		2,919,307

Options Purchased — 0.0% (Cost — $324,785)		122,206

Total Investments Before Options Written — 145.2% (Cost — $2,230,929,639)		2,157,953,163

Options Written — (0.0)% (Premiums Received — $257,343)		(93,257)

Total Investments, Net of Options Written — 145.2% (Cost — $2,230,672,296)		2,157,859,906
Liabilities in Excess of Other Assets — (45.2)%		(671,526,730)

Net Assets Applicable to Common Shares — 100.0%		$1,486,333,176

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(f)	When-issued security.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Perpetual security with no stated maturity date.
(k)	Convertible security.
(l)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

28

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT)

(m)	Zero-coupon bond.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $813,252 and an original cost of $1,455,261, which was less than 0.20% of its net assets.
(q)	All or a portion of the security is held by a wholly-owned subsidiary.
(r)	Annualized 7-day yield as of period end.
(s)	During the period ended May 31, 2018, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 08/31/17	Shares Purchased		Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	2,919,307	(b)	—	2,919,307	$2,919,307	$31,467	$10	$—
iShares iBoxx USD High Yield Corporate Bond ETF	349,667	85,000		(434,667)	—	—	715,198	(863,350)	1,469

						$2,919,307	$746,665	$(863,340)	$1,469

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound

LIBOR — London Interbank Offered Rate

MTN — Medium-Term Note

OTC — Over-the-Counter

PIK — Payment-In-Kind

S&P — S&P Global Ratings

SPDR — Standard & Poor’s Depository Receipts

USD — U.S. Dollar

29

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Euro Stoxx 50 Index	4	06/15/18	$159	$4,202
Euro Stoxx 600 Index	6	06/15/18	57	(4,746)

				(544)

Short Contracts:
Euro Bund	5	06/07/18	775	(10,748)
Euro BOBL Futures	1	06/07/18	190	(4,888)
Russell 2000 E-Mini Index	119	06/15/18	9,723	(98,824)
S&P 500 E-Mini Index	73	06/15/18	9,875	(308,564)
10-Year U.S. Treasury Note	9	09/19/18	1,084	(7,959)
Long Gilt Future	3	09/26/18	492	(6,344)
5-Year U.S. Treasury Note	4	09/28/18	456	1,186

				(436,141)

				$(436,685)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	372,000	USD	286,772	State Street Bank and Trust Co.	06/04/18	$148
EUR	83,806,000	USD	97,843,505	Morgan Stanley & Co. International PLC	06/04/18	129,946
USD	839,352	CAD	1,077,000	Goldman Sachs International	06/04/18	8,674
USD	219,245	EUR	186,000	Australia and New Zealand Bank Group	06/04/18	1,802
USD	1,648,875	EUR	1,380,000	Australia and New Zealand Bank Group	06/04/18	35,585
USD	1,131,017	EUR	960,000	Citibank N.A.	06/04/18	8,728
USD	7,080	EUR	6,000	Goldman Sachs International	06/04/18	66
USD	381,230	EUR	317,000	Goldman Sachs International	06/04/18	10,641
USD	127,472	EUR	108,000	Morgan Stanley & Co. International PLC	06/04/18	1,214
USD	109,688	EUR	93,000	Nomura International PLC	06/04/18	966
USD	1,419,900	EUR	1,186,000	State Street Bank and Trust Co.	06/04/18	33,406
USD	802,541	EUR	679,000	UBS AG	06/04/18	8,756
USD	97,434,141	EUR	80,475,000	UBS AG	06/04/18	3,354,797
USD	13,523,836	GBP	9,824,000	BNP Paribas S.A.	06/04/18	464,296
USD	193,609	GBP	142,000	Nomura International PLC	06/04/18	4,841
USD	992,628	AUD	1,309,000	National Australia Bank Ltd.	07/05/18	2,513
USD	13,258,242	GBP	9,950,535	BNP Paribas S.A.	07/05/18	9,198

						4,075,577

30

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,309,000	USD	992,445	National Australia Bank Ltd.	06/04/18	$(2,513)
GBP	9,950,535	USD	13,237,196	BNP Paribas S.A.	06/04/18	(9,447)
USD	987,467	AUD	1,309,000	National Australia Bank Ltd.	06/04/18	(2,464)
USD	287,028	CAD	372,000	State Street Bank and Trust Co.	07/05/18	(145)
USD	98,079,838	EUR	83,806,000	Morgan Stanley & Co. International PLC	07/05/18	(133,298)

						(147,867)

						$3,927,710

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Euro Stoxx 50 Index	81	08/17/18	EUR	3,750.00	EUR	35	$1,373
S&P 500 Index	3	08/17/18	USD	2,725.00	USD	818	15,105
S&P 500 Index	11	08/17/18	USD	2,850.00	USD	3,135	7,205

							$23,683

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	39	12/14/19	USD	942.86	USD	—	$—

OTC Credit Default Swaptions Purchased

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
Markit CDX North America High Yield Index, Series 30,Version 1, 06/20/23	$106.50	Quarterly	3-Month LIBOR, 2.32%	Quarterly	Goldman Sachs International	06/20/18	$106.50	USD	15,600	$34,242
Markit CDX North America High Yield Index, Series 30,Version 1, 06/20/23	107.00	Quarterly	3-Month LIBOR, 2.32	Quarterly	Goldman Sachs International	06/20/18	107.00	USD	84,100	64,281

										$98,523

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	3	08/17/18	USD	2,800.00	USD	840	$(5,025)

31

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaptions Written

	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Price	Credit Rating	Notional Amount (000)		Value
Put
Markit CDX North America High Yield Index, Series 30,Version 1	$103.50	Quarterly	3-Month LIBOR, 2.32%	Quarterly	Goldman Sachs International	06/20/18	$103.50	B+	USD	99,700	$(88,232)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	CCC	USD	425		$17,411	$(12,677)	$30,088
Markit CDX North America High Yield Index, Series 30, Version 1	5.00	Quarterly	06/20/23	N/R	USD	36,351		2,628,718	2,241,044	387,674
Markit iTraxx XO, Series 29, Version 1	5.00	Quarterly	06/20/23	BB-	EUR	1,500		168,469	185,220	(16,751)

								$2,814,598	$2,413,587	$401,011

(a)	Using S&P/Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Frontier Communications Corp.	5.00%	Quarterly	Barclays Bank PLC	06/20/23	USD	784	$220,487	$265,639	$(45,152)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	150		$22,128	$24,070	$(1,942)
Saipem Finance International BV	5.00	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	200		32,424	11,978	20,446
Casino Guichard Perrachon SA	1.00	Quarterly	J.P. Morgan Chase Bank N.A.	12/20/22	BB+	EUR	150		(15,501)	(5,955)	(9,546)
Fiat Chrysler Automobiles NV	5.00	Quarterly	Citibank N.A.	12/20/22	BB+	EUR	100		18,917	19,772	(855)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/22	BB+	EUR	150		22,081	27,704	(5,623)
Telecom Italia SpA/Milano	1.00	Quarterly	Citibank N.A.	12/20/22	BB+	EUR	170		(6,378)	(3,218)	(3,160)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	90		(11,118)	(9,154)	(1,964)
Casino Guichard Perrachon SA	1.00	Quarterly	Goldman Sachs International	06/20/23	BB+	EUR	80		(9,883)	(8,311)	(1,572)
Deutsche Bank AG	1.00	Quarterly	Goldman Sachs International	06/20/23	BBB-	EUR	350		(11,059)	(2,947)	(8,112)
Intesa Sanpaolo SpA	1.00	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	240		(37,635)	(37,733)	98
Intrum Justitia AB	3.13	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	110		10,799	11,234	(435)
Intrum Justitia AB	3.13	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	150		14,727	16,212	(1,485)

32

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Intrum Justitia AB	3.13	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	BB+	EUR	200		$19,639	$23,522	$(3,883)
Intrum Justitia AB	3.13	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	39		3,816	4,689	(873)
Intrum Justitia AB	3.13	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	BB+	EUR	131		12,878	15,812	(2,934)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Goldman Sachs International	06/20/23	BB+	EUR	32		4,661	5,488	(827)
TDC A/S	3.75	Quarterly	Barclays Bank PLC	06/20/23	BB+	EUR	100		(10,056)	(9,814)	(242)
TDC A/S	3.75	Quarterly	Goldman Sachs International	06/20/23	BB+	EUR	50		(5,028)	(4,791)	(237)

									$55,412	$78,558	$(23,146)

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount/ Contract Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	1-Month LIBOR, 2.25%	Monthly	Goldman Sachs International	05/11/18	06/08/18	USD	104	$(35,953)	$—	$(35,953)
iBoxx USD Liquid High Yield Index	Quarterly	3-Month LIBOR, 2.32%	Quarterly	Goldman Sachs International	03/01/18	06/20/18	USD	3,700	30,950	—	30,950
iBoxx USD Liquid High Yield Index	Quarterly	3-Month LIBOR, 2.32%	Quarterly	Goldman Sachs International	02/06/18	09/20/18	USD	9,800	133,645	—	133,645
iBoxx USD Liquid High Yield Index	Quarterly	3-Month LIBOR, 2.32%	Quarterly	Morgan Stanley & Co. International PLC	02/07/18	09/20/18	USD	4,000	20,531	—	20,531

									$149,173	$—	$149,173

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

33

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2018, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a)
Asset-Backed Securities	$—	$59,299,280	$5,486,750		$64,786,030
Common Stocks	30,922,266	542,348	14,423,743		45,888,357
Corporate Bonds	865,983	1,696,732,407	—		1,697,598,390
Floating Rate Loan Interests	—	209,591,597	23,810,044		233,401,641
Investment Companies	6,360,498	—	—		6,360,498
Non-Agency Mortgage-Backed Securities	—	1,076,556	—		1,076,556
Other Interests	—	—	12		12
Preferred Securities	8,046,415	80,421,312	17,059,560		105,527,287
Warrants	1,949	—	—	(b)	1,949
Options Purchased:
Equity contracts	23,683	—	—		23,683
Credit contracts	—	98,523	—		98,523
Short-Term Securities	2,919,307	—	—		2,919,307
Unfunded Floating Rate Loan Interests(a)	—	154	—		154

Subtotal	$49,140,101	$2,047,762,177	$60,780,109		$2,157,682,387

Investments Valued at NAV(c)					270,930

Total					$2,157,953,317

Derivative Financial Instruments (d)
Assets:
Credit contracts	$—	$438,306	$—		$438,306
Equity contracts	4,202	185,126	—		189,328
Forward foreign currency contracts	—	4,075,577	—		4,075,577
Interest rate contracts	1,186	—	—		1,186
Liabilities:
Credit contracts	—	(193,825)	—		(193,825)
Equity contracts	(417,159)	—			(417,159)
Forward foreign currency contracts		(147,867)			(147,867)
Interest rate contracts	(29,939)	(35,953)	—		(65,892)

	$(441,710)	$4,321,364	$—		$3,879,654

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Amount is less than $1

34

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT)

(c)	As of May 31, 2018, certain of the Fund’s investments were fair valued using net asset value (“NAV”) per share as no quoted market value is available and have been excluded from the fair value hierarchy.
(d)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended May 31, 2018, there were no transfers between Level 1 and Level 2.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $689,000,000 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening Balance, as of August 31, 2017	$3,840,544	$2,508,240	$4,761,900	$12,998,092	$13	$19,946,198	$455	$44,055,442
Transfers into Level 3(a)	—	—	—	9,895,414	—	—	—	9,895,414
Transfers out of Level 3(b)	—	(2,508,240)	—	(7,102,831)	—	(2,696,614)	—	(12,307,685)
Accrued discounts/premiums	—	—	—	34,066	—	—	—	34,066
Net realized gain (loss)	—	—	117,268	183,055	1,276	7,341,378	—	7,642,977
Net change in unrealized appreciation (depreciation)(c)	10,583,199	(10,125)	48,100	272,445	—	7,536,410	(455)	18,429,574
Purchases	—	5,496,875	—	13,317,039	—	—	—	18,813,914
Sales	—	—	(4,927,268)	(5,787,236)	(1,277)	(15,067,812)	—	(25,783,593)

Closing Balance, as of May 31, 2018	$14,423,743	$5,486,750	$—	$23,810,044	$12	$17,059,560	$—	$60,780,109

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2018(c)	$10,583,199	$(10,125)	$—	$271,922	$—	$7,536,410	$(455)	$18,380,951

(a)	As of August 31, 2017, the Trust used observable inputs in determining the value of certain investments. As of May 31, 2018, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.
(b)	As of August 31, 2017, the Trust used significant unobservable inputs in determining the value of certain investments. As of May 31, 2018, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(c)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

35

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 19, 2018